                                                               File No. 33-23166
                                                                       811-05624
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--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------------
                                    FORM N-1A
                      REGISTRATION STATEMENT (NO. 33-23166)
                                      UNDER

                           THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 36
                                       and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 37

                                 --------------

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
               (Exact Name of Registrant as Specified in Charter)
             1221 Avenue of the Americas, New York, New York  10020
                     (Address of Principal Executive Office)
                  Registrant's Telephone Number (800) 548-7786

                         Harold J. Schaaff, Jr., Esquire
                      Morgan Stanley Asset Management Inc.
             1221 Avenue of the Americas, New York, New York  10020
                     (Name and Address of Agent for Service)

                                 --------------

                                   COPIES TO:
            Michael F. Klein                        Richard W. Grant, Esquire
Morgan Stanley Asset Management Inc.            Morgan, Lewis & Bockius LLP
       1221 Avenue of the Americas                  2000 One Logan Square
          New York, NY 10020                          Philadelphia, PA 19103

                                 --------------

          IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
              (CHECK APPROPRIATE BOX)

          / / IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485 / / ON ________________ PURSUANT TO PARAGRAPH (b) OF RULE 485
          / / 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485 /X/ 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485
          / /  ON _______________ PURSUANT TO PARAGRAPH (a) OF RULE 485

                               ------------------

     Registrant has elected to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant filed its Rule 24f-2 notice for the period ended December 31, 1996 on February 21, 1997.

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--------------------------------------------------------------------------------

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
                              CROSS REFERENCE SHEET

PART A -INFORMATION REQUIRED IN A PROSPECTUS


 Form N-1A     Location in Prospectus for the European Real Estate
Item Number    and Asian Real Estate Portfolios
-----------    ---------------------------------------------------------

Item 1.   Cover Page -- Cover Page

Item 2.   Synopsis -- Fund Expenses (Estimated)

Item 3.   Condensed Financial Information -- *

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *


------------------------
*      Omitted since the answer is negative or the Item is not applicable.
** Information required by Item 5A is not contained in the 1996 Annual Report to Shareholders with respect to the European Real Estate and Asian Real Estate Portfolios as they had not yet commenced operations as of the date of the Annual Report. Information required by Item 5A for the aforementioned portfolios will be contained in the next Report to Shareholders following commencement of operations.

     The Prospectus for the Global Equity, International Equity, International Small Cap, Asian Equity, European Equity, Japanese Equity and Latin American Portfolios, included as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on May 1, 1997 is hereby incorporated by reference as if set forth in full herein.

     The Prospectus for the Emerging Markets and Emerging Markets Debt Portfolios, included as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on
May 1, 1997 is hereby incorporated by reference as if set forth in full herein.

     The Prospectus for the China Growth Portfolio, included as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on May 1, 1997 is hereby incorporated by reference as if set forth in full herein.

     The Prospectus for the Equity Growth, Emerging Growth, MicroCap and Aggressive Equity Portfolios, included as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on May 1, 1997 is hereby incorporated by reference as if set forth in full herein.

     The Prospectus for the U.S. Real Estate Portfolio, included as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on May 1, 1997 is hereby incorporated by reference as if set forth in full herein.

     The Prospectus for the Technology Portfolio, included as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on May 1, 1997 is hereby incorporated by reference as if set forth in full herein.

     The Prospectus for the Fixed Income, Municipal Bond, Mortgage-Backed Securities, Money Market and Municipal Money Market Portfolios, included as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on May 1, 1997 is hereby incorporated by reference as if set forth in full herein.

     The Prospectus for the International Magnum Portfolio, included as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on May 1, 1997 is hereby incorporated by reference as if set forth in full herein.

     The Prospectus for the Gold Portfolio, included as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on May 1, 1997 is hereby incorporated by reference as if set forth in full herein.

     The Prospectus for the Small Cap Value, Value Equity, Balanced, Global Fixed Income and High Yield Portfolios, included as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on May 1, 1997 is hereby incorporated by reference as if set forth in full herein.

     The Prospectus for the Active Country Allocation Portfolio, included as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on May 1, 1997 is hereby incorporated by reference as if set forth in full herein.

     The Prospectus for the U.S. Equity Plus Portfolio, included as part of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on May 7, 1997 is hereby incorporated by reference as if set forth in full herein.

PART B -       INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

 Form N-1A     Location in Statement of Additional Information for the European
Item Number    Real Estate and Asian Real Estate Portfolios
-----------    -----------------------------------------------------------------

Item 10.  Cover Page -- Cover Page

Item 11.  Table of Contents -- Cover Page

Item 12.  General Information and History -- *

Item 13. Investment Objective and Policies -- Investment Objectives and Policies; Investment Limitations

Item 14.  Management of the Fund -- Management of the Fund

Item 15. Control Persons and Principal Holders of Securities -- Management of the Fund; General Information

Item 16.  Investment Advisory and Other Services -- Management of the Fund


Item 17.  Brokerage Allocation -- *

Item 18.  Capital Stock and Other Securities -- General Information

Item 19. Purchase, Redemption and Pricing of Securities Being Offered -- Purchase of Shares; Redemption of Shares; Net Asset Value; General Information

Item 20. Tax Status -- Federal Tax Treatment of Forward Currency and Futures Contracts

Item 21.  Underwriters -- *

Item 22.  Calculation of Performance Data -- Performance Information

Item 23.  Financial Statements -- Financial Statements

------------------------
*    Omitted since the answer is negative or the Item is not applicable.

     The Statement of Additional Information for the Technology Portfolio, included as part of Post-Effective No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on May 1, 1997 is hereby incorporated by reference as if set forth in full herein.

     The Statement of Additional Information for the Fixed Income, Global Fixed Income, Municipal Bond, Mortgage-Backed Securities, High Yield, Money Market, Municipal Money Market, Small Cap Value Equity, Value Equity, Balanced, Active Country Allocation, Gold, Global Equity, International Equity, International Magnum, International Small Cap, Asian Equity, European Equity, Japanese Equity, Latin American, Emerging Markets, Emerging Markets Debt, China Growth, Equity Growth, Emerging Growth, MicroCap, Aggressive Equity, U.S. Real Estate and U.S. Equity Plus Portfolios, included as part of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on May 7, 1997 is hereby incorporated by reference as if set forth in full herein.

--------------------------------------------------------------------------------
                              P R O S P E C T U S
     ----------------------------------------------------------------------

                         EUROPEAN REAL ESTATE PORTFOLIO
                          ASIAN REAL ESTATE PORTFOLIO

                               PORTFOLIOS OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.

                P.O. BOX 2798, BOSTON, MASSACHUSETTS 02208-2798
                      FOR INFORMATION CALL 1-800-548-7786

                                ----------------

    Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load, open-end management investment company, or mutual fund, which offers redeemable shares in a series of diversified and non-diversified investment portfolios
("portfolios"). The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. The Fund currently consists of thirty-two portfolios representing a broad range of investment choices. This prospectus (the "Prospectus") pertains to the Class A and the Class B shares of the European Real Estate and Asian Real Estate Portfolios (each a "Portfolio" and together, the "Portfolios"). The Class A and Class B shares currently offered by the Portfolios have different minimum investment requirements and fund expenses. Shares of the portfolios are offered with no sales charge, exchange fee or redemption fee, (except that the International Small Cap Portfolio may impose a transaction fee).

    The Fund is designed to meet the investment needs of discerning investors who place a premium on quality and personal service. With Morgan Stanley Asset Management Inc. as Adviser and Administrator (the "Adviser" and the "Administrator"), and with Morgan Stanley & Co. Incorporated ("Morgan Stanley") as Distributor, the Fund makes available to institutional and high net worth individual investors a series of portfolios which benefit from the investment expertise and commitment to excellence associated with Morgan Stanley and its affiliates.

    This Prospectus is designed to set forth concisely the information about the Fund that a prospective investor should know before investing and it should be retained for future reference. The Fund offers additional portfolios which are described in other prospectuses and under "Prospectus Summary" below. The Fund currently offers the following portfolios: (i) GLOBAL AND INTERNATIONAL EQUITY -- Active Country Allocation, Asian Equity, Emerging Markets, European Equity, Global Equity, Gold, International Equity, International Magnum, International Small Cap, Japanese Equity and Latin American Portfolios; (ii) U.S. EQUITY -- Aggressive Equity, Emerging Growth, Equity Growth, Small Cap Value Equity, Technology, U.S Equity Plus and Value Equity Portfolios; (iii) EQUITY AND FIXED INCOME -- Balanced Portfolio; (iv) FIXED INCOME -- Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield and Municipal Bond Portfolios; (v) REAL ESTATE -- Asian Real Estate, European Real Estate and U.S. Real Estate Portfolios; and (vi) MONEY MARKET -- Money Market and Municipal Money Market Portfolios. Additional information about the Fund is contained in a "Statement
of Additional Information" dated            , 1997, which is incorporated herein
by reference. The Statement of Additional Information and the prospectuses pertaining to the other portfolios of the Fund are available upon request and without charge by writing or calling the Fund at the address and telephone number set forth above.

THESE SECURITIES HAVE NOT BEEN APPROVED  OR DISAPPROVED BY THE SECURITIES  AND
  EXCHANGE  COMMISSION,  NOR  HAS THE  SECURITIES  AND  EXCHANGE COMMISSION
     PASSED UPON  THE  ACCURACY  OR  ADEQUACY  OF  THIS  PROSPECTUS.  ANY
               REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               THE DATE OF THIS PROSPECTUS IS            , 1997.

                                 FUND EXPENSES

    The following table illustrates the expenses and fees that a shareholder of each Portfolio will incur:

                                                          EUROPEAN       ASIAN
                                                         REAL ESTATE  REAL ESTATE
SHAREHOLDER TRANSACTION EXPENSES                          PORTFOLIO    PORTFOLIO
-------------------------------------------------------  -----------  -----------
Maximum Sales Load Imposed on Purchases
  Class A..............................................     None         None
  Class B..............................................     None         None
Maximum Sales Load Imposed on Reinvested Dividends
  Class A..............................................     None         None
  Class B..............................................     None         None
Deferred Sales Load
  Class A..............................................     None         None
  Class B..............................................     None         None
Redemption Fees
  Class A..............................................     None         None
  Class B..............................................     None         None
Exchange Fees
  Class A..............................................     None         None
  Class B..............................................     None         None

ANNUAL FUND OPERATING EXPENSES
----------------------------------------
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee (Net of Fee Waiver)*
  Class A...............................   0.54%+      0.46%+
  Class B...............................   0.54%+      0.46%+
12b-1 Fees
  Class A...............................    None        None
  Class B...............................    0.25%       0.25%
Other Expenses
  Class A...............................   0.46%+      0.54%+
  Class B...............................   0.46%+      0.54%+
                                          ---------
Total Operating Expenses (Net of Fee
 Waivers)*
  Class A...............................   1.00%+      1.00%+
  Class B...............................   1.25%+      1.25%+
                                          ---------   ---------
                                          ---------   ---------

------------------------
+Estimated.
*The Adviser has agreed to waive its management fees and/or reimburse the Portfolios, if necessary, if such fees would cause the total annual operating expenses of the Portfolios to exceed a specified percentage of its respective average daily net assets. As a result of these reductions, the Management Fees stated above are lower than the contractual fees stated under "Management of the Fund." The Adviser reserves the right to terminate any of its fee waivers and/or expense reimbursements at any time in its sole discretion. For further information on Fund expenses, see "Management of the Fund." Set forth below, for each Portfolio, are the management fees and total operating expenses absent such fee waivers and/or expense reimbursements as a percent of the average daily net assets of the Class A shares and Class B shares, respectively.

                                          MANAGEMENT     TOTAL OPERATING
                                          FEE               EXPENSES
                                           ABSENT      ABSENT FEE WAIVERS
                                             FEE      ---------------------
PORTFOLIO                                  WAIVERS     CLASS A     CLASS B
----------------------------------------  ---------   ---------   ---------

European Real Estate Portfolio..........    0.80%       1.26%       1.51%
Asian Real Estate Portfolio.............    0.80%       1.34%       1.59%

    The purpose of the table above is to assist the investor in understanding the various expenses that an investor in the Portfolios will bear directly or indirectly. Expenses and fees for the Portfolios are based on estimates assuming that the average daily net assets of both the Class A and Class B shares of the Portfolios will be $50,000,000. Due to the continuous nature of Rule 12b-1 fees, long term Class B shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers, Inc. ("NASD") Conduct Rules.

    The following example illustrates the expenses that you would pay on a $1,000 investment assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted in the table above, the Portfolios charge no redemption fees of any kind. The example is based on total operating expenses of the Portfolios after fee waivers.

                                                                      1 YEAR      3 YEARS      5 YEARS     10 YEARS
                                                                     ---------  -----------  -----------  -----------
European Real Estate Portfolio
  Class A..........................................................  $      10   $      32        *            *
  Class B..........................................................         13          40        *            *
Asian Real Estate Portfolio
  Class A..........................................................         10          32        *            *
  Class B..........................................................         13          40        *            *

------------------------
*Because  the European Real Estate and Asian Real Estate Portfolios are new, the
 Fund has not projected expenses for the Portfolios beyond the three year period shown.

    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                               PROSPECTUS SUMMARY

THE FUND

    The Fund consists of thirty-two portfolios, offering institutional investors and high net worth individual investors a broad range of investment choices coupled with the advantages of a no-load mutual fund with Morgan Stanley and its affiliates providing customized services as Adviser, Administrator and Distributor. Each portfolio offers Class A shares and, except for the International Small Cap, Money Market and Municipal Money Market Portfolios, also offers Class B shares. Each portfolio has its own investment objective and policies designed to meet its specific goals. The investment objective of each Portfolio described in this Prospectus is as follows:

- The EUROPEAN REAL ESTATE PORTFOLIO seeks to provide current income and long-term capital appreciation by investing primarily in equity securities of companies in the European real estate industry.
- The ASIAN REAL ESTATE PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of companies in the Asian real estate industry.

    The other portfolios of the Fund are described in other prospectuses which may be obtained from the Fund at the address and phone number noted on the cover page of this Prospectus. The investment objectives of these other portfolios are listed below:

GLOBAL AND INTERNATIONAL EQUITY:
- The ACTIVE COUNTRY ALLOCATION PORTFOLIO seeks long-term capital appreciation by investing in accordance with country weightings determined by the Adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad country indices.
- The ASIAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Asian issuers.
- The CHINA GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of issuers in The People's Republic of China, Hong Kong and Taiwan.
- The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of emerging country issuers.
- The EUROPEAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of European issuers.
- The GLOBAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.
- The GOLD PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of foreign and domestic issuers engaged in gold-related activities.
- The INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

-     The   INTERNATIONAL   MAGNUM  PORTFOLIO   seeks   long-term  capital
      appreciation by investing primarily in equity securities of non-U.S.
      issuers domiciled in EAFE countries.
-     The  INTERNATIONAL  SMALL  CAP  PORTFOLIO  seeks  long-term  capital appreciation by investing primarily in equity securities of non-U.S.
      issuers with equity market capitalizations of less than $1 billion.
-     The  JAPANESE EQUITY PORTFOLIO  seeks long-term capital appreciation by investing primarily in equity securities of Japanese issuers.
-     The LATIN AMERICAN PORTFOLIO seeks long-term capital appreciation by investing primarily in equity  securities of Latin American  issuers and,  from time  to time,  debt securities  issued or  guaranteed by
      Latin American governments or governmental entities.

U.S. EQUITY:
-     The  AGGRESSIVE  EQUITY  PORTFOLIO  seeks  capital  appreciation  by
      investing   primarily   in   corporate   equity   and  equity-linked
      securities.
-     The EMERGING GROWTH PORTFOLIO  seeks long-term capital  appreciation by  investing  primarily  in  growth-oriented  equity  securities of small- to medium-sized corporations.
-     The EQUITY GROWTH PORTFOLIO seeks long-term capital appreciation  by investing  primarily in growth-oriented  equity securities of medium and large capitalization companies.
-     The MICROCAP  PORTFOLIO  seeks  long-term  capital  appreciation  by investing  primarily in  growth-oriented equity  securities of small corporations.
-     The SMALL  CAP VALUE  EQUITY PORTFOLIO  seeks high  long-term  total return  by investing in  undervalued equity securities  of small- to medium-sized companies.
-     The TECHNOLOGY  PORTFOLIO seeks  long-term capital  appreciation  by investing  primarily in equity securities  of companies that, in the opinion of  the  Portfolio's  investment adviser,  are  expected  to benefit  from their involvement in technology and technology-related industries.
-     The U.S. EQUITY PLUS PORTFOLIO seeks long-term capital  appreciation by  investing primarily in equity  securities of issuers included in the S&P 500 Index ("S&P 500").
-     The VALUE EQUITY PORTFOLIO seeks  high total return by investing  in equity  securities  which  the Adviser  believes  to  be undervalued relative to the stock market in general at the time of purchase.

EQUITY AND FIXED INCOME:
-     The BALANCED  PORTFOLIO seeks  high  total return  while  preserving
      capital   by  investing  in  a  combination  of  undervalued  equity securities and fixed income securities.

FIXED INCOME:
-     The EMERGING  MARKETS  DEBT PORTFOLIO  seeks  high total  return  by
      investing    primarily   in    debt   securities    of   government,
      government-related  and  corporate   issuers  located  in   emerging
      countries.
-     The  FIXED INCOME  PORTFOLIO seeks  to produce  a high  total return consistent with  the  preservation  of capital  by  investing  in  a diversified portfolio of fixed income securities.
-     The  GLOBAL FIXED  INCOME PORTFOLIO  seeks to  produce an attractive real rate of return while  preserving capital by investing in  fixed income  securities of  issuers throughout the  world, including U.S.
      issuers.

- The HIGH YIELD PORTFOLIO seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services.
- The MORTGAGE-BACKED SECURITIES PORTFOLIO seeks to produce as high a level of current income as is consistent with the preservation of capital by investing primarily in a variety of investment-grade mortgage-backed securities.
- The MUNICIPAL BOND PORTFOLIO seeks to produce a high level of current income consistent with preservation of principal through by investing in municipal obligations, the interest on which is exempt from federal income tax.

REAL ESTATE:
- The U.S. REAL ESTATE PORTFOLIO seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

MONEY MARKET:
-     The  MONEY  MARKET PORTFOLIO  seeks to  maximize current  income and preserve capital while maintaining high levels of liquidity  through investing  in high  quality money market  instruments with remaining maturities of one year or less.
-     The MUNICIPAL  MONEY  MARKET  PORTFOLIO seeks  to  maximize  current tax-exempt income and preserve capital while maintaining high levels
      of   liquidity  through  investing  in  high  quality  money  market instruments with remaining maturities of one year or less which  are exempt from federal income tax.

    THE CHINA GROWTH, MICROCAP AND MORTGAGE-BACKED SECURITIES PORTFOLIOS ARE CURRENTLY NOT BEING OFFERED.

INVESTMENT MANAGEMENT

    Morgan Stanley Asset Management  Inc., a wholly  owned subsidiary of  Morgan
Stanley,  Dean Witter, Discover & Co., which at            , 1997, together with
its affiliated asset management companies, had approximately $ billion in assets under management as an investment manager or as a fiduciary adviser, acts as investment adviser to the Fund and each of its portfolios. See "Management of the Fund -- Investment Adviser" and "Management of the Fund -- Administrator."

HOW TO INVEST

    Class A shares of each Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of each Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. Share purchases may be made by sending investments directly to the Fund or through the Distributor. The minimum initial investment, generally, is $500,000 for Class A shares of each Portfolio and $100,000 for the Class B shares of each Portfolio. The minimum initial investment amount is reduced for certain categories of investors. For additional information on how to purchase shares and minimum initial investments, see "Purchase of Shares."

HOW TO REDEEM

    Class A shares or Class B shares of each Portfolio may be redeemed at any time, without cost, at the net asset value per share of shares of the applicable class next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. Certain redemptions that cause the value of an account to remain for a continuous 60-day period below the minimum investment amount for Class A shares or for Class B shares may result in involuntary redemption or automatic conversion. For additional information on how to redeem shares and involuntary redemption or conversion, see "Purchase of Shares -- Minimum Account Sizes and Involuntary Redemption of Shares" and "Redemption of Shares."

RISK FACTORS

    The investment policies of each of the Portfolios entail certain risks and considerations of which an investor should be aware. Because the Portfolios invest primarily in the securities of companies principally engaged in the real estate industry, their investments may be subject to the risks associated with the direct ownership of real estate. The Portfolios' share prices and investment returns fluctuate, and a shareholder's investment when redeemed may be worth more or less than his original cost. The Portfolios may invest in certain derivatives, including options, futures, options on futures and swaps. These investments entail certain costs and risks, including imperfect correlation between the value of securities held by a Portfolio and the value of the particular derivative instrument, and the risk that a Portfolio could not close out a derivatives position when it would be most advantageous to do so. The Portfolios will invest in securities of foreign issuers, including issuers located in emerging markets, which are subject to certain risks not typically associated with domestic securities. Securities of issuers located in emerging markets may pose greater liquidity risks and other risks not typically associated with investing in more established markets. Because the Portfolios are non-diversified portfolios, the Portfolios will invest a greater proportion of their assets in the securities of a smaller number of issuers and, as a result, will be subject to a greater risk with respect to their portfolio securities. Each of these investment strategies involves specific risks which are described under "Investment Objectives and Policies" herein and under "Investment Objectives and Policies" in the Statement of Additional Information.

                       INVESTMENT OBJECTIVES AND POLICIES

    The investment objective of each Portfolio is described below, together with the policies the Portfolios employ in their efforts to achieve these objectives. Each Portfolio's investment objective is a fundamental policy which may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. There is no assurance that the Portfolios will attain their objectives. The investment policies described below are non-fundamental policies and may be changed without shareholder approval.

    Each of the Portfolios invests in equity securities of companies in the real estate industry. Equity securities include common stocks, rights or warrants to purchase common stocks, securities convertible into common stocks, preferred stocks, equity-linked securities and shares or units of beneficial interest in specialized ownership vehicles, such as property unit trusts and real estate investment trusts ("REITs"). For purposes of the Portfolios' investment policies, a company is principally engaged in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate; or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. For example, companies in the real estate industry may include, among others: real estate development companies, real estate operating companies, companies principally engaged in the ownership of income-producing real property, specialized ownership vehicles, and companies with substantial real estate holdings, such as hotel companies, residential builders and land-rich companies. In addition to the investments and strategies described below, the Portfolios may invest in certain securities and obligations as set forth in "Additional Investment Information" below.

EUROPEAN REAL ESTATE PORTFOLIO

    The investment objective of the European Real Estate Portfolio is to provide current income and long-term capital appreciation by investing primarily in equity securities of companies in the European real estate industry. The Portfolio seeks to achieve its objective by investing primarily in securities of European issuers, including those located in Germany, France, Switzerland, Belgium, Italy, Spain, Portugal, Finland, Sweden, Denmark, Norway, Ireland and the United Kingdom. Investments may also be made in equity securities of companies located in the smaller and emerging markets of Europe.

    The Portfolio will invest primarily in securities which are traded on recognized stock exchanges in Europe and in equity securities of companies organized under the laws of a European country whose business is conducted principally in Europe. The Portfolio may also invest in Depositary Receipts of European issuers and, to the extent that they become available, REITs that invest in Europe. At least 65% of the total assets of the Portfolio will be invested in equity securities of companies engaged in the European real estate industry. While the Portfolio is not subject to any specific geographic diversification requirements, it currently intends to diversify investments among countries to reduce investment risk and currency risk.

    The Portfolio's investments may include securities of companies located in emerging countries and traded in emerging markets. These securities pose greater liquidity risks and other risks than securities of companies located in developed countries and traded in more established markets. For a description of special considerations and certain risks associated with investment in foreign issuers, see "Additional Investment Information."

ASIAN REAL ESTATE PORTFOLIO

    The investment objective of the Asian Real Estate Portfolio is to provide long-term capital appreciation by investing primarily in equity securities of companies in the Asian real estate industry. The Portfolio seeks to achieve its objective by investing primarily in equity securities which are traded on recognized stock exchanges in Asia and in equity securities of companies organized under the laws of an Asian country whose business is conducted principally in Asia. The Portfolio may also invest in Depositary Receipts of Asian issuers.

    The Portfolio will invest primarily in the more established Asian markets, including Singapore, Malaysia, Hong Kong and Thailand, but additional opportunities are also sought in markets such as South Korea and Taiwan and other emerging markets that are open to foreign investment. In addition, the Portfolio may invest in Japan, Australia and New Zealand. At least 65% of the total assets of the Portfolio will be invested in equity securities of companies engaged in the Asian real estate industry. While the Portfolio is not subject to any specific geographic diversification requirements, it currently intends to diversify investments among countries to reduce investment risk and currency risk. Allocation of investments will depend on the relative attractiveness of the stocks of companies in the respective countries. Government regulation and restrictions in many of the countries of interest may limit the amount, mode and extent of investment in companies of such countries.

    The Portfolio's investments will include securities of companies located in emerging countries and traded in emerging markets. These securities pose greater liquidity risks and other risks than securities of companies located in developed countries and traded in more established markets. For a description of special considerations and certain risks associated with investment in foreign issuers, see "Additional Investment Information."

                       ADDITIONAL INVESTMENT INFORMATION

    CONVERTIBLE SECURITIES, WARRANTS AND EQUITY-LINKED SECURITIES. The Portfolios may invest in securities such as convertible securities, preferred stock, warrants or other securities exchangeable under certain circumstances for shares of common stock. Warrants are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period. The Portfolios may also invest in equity-linked securities, which are securities that are convertible into, or the value of which is based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is impossible to predict whether the price of the underlying common stock will rise or fall. Trading prices of the underlying common stock will be influenced by the issuer's operational results, by complex, interrelated political, economic, financial, or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market segment of which the issuer is a part. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market, which is fairly developed and liquid. The market for such securities may be shallow, however, and high volume trades may be possible only with discounting. In addition to the foregoing risks, the return on such securities depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third party investment banker or other lender. The creditworthiness of such third party issuer of equity-linked securities may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using equity-linked securities over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using equity-linked securities is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.

    DEPOSITARY RECEIPTS.    The  European  Real Estate  and  Asian  Real  Estate
Portfolios may invest in Depositary Receipts, including American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and other Depositary Receipts (which, together with ADRs, GDRs and EDRs, are hereinafter collectively referred to as "Depositary Receipts"), to the extent that such Depositary Receipts are or become available. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer (the "underlying issuer") and deposited with the depositary. ADRs include American Depositary Shares and New York Shares and may be
"sponsored"  or  "unsponsored."  Sponsored  ADRs are  established  jointly  by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. The issuers of the stock of unsponsored ADRs are not obligated to disclose material information in the United States and therefore, there may not be a correlation between such information and the market value of the ADR. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. The Portfolios may invest in sponsored and unsponsored Depositary Receipts. For purposes of the Portfolios' investment policies, the Portfolios' investments in Depositary Receipts will be deemed to be investments in the underlying securities.

    FIXED INCOME SECURITIES. Under normal circumstances, each Portfolio may invest up to 35% of its total assets in debt securities issued or guaranteed by real estate companies or secured by real estate assets which are, at the time of purchase, rated investment grade by a nationally recognized statistical rating organization ("NRSRO") or determined by the Adviser to be of comparable quality, high quality money market instruments, such as notes, certificates of deposit or bankers' acceptances issued by domestic or foreign issuers, or high-grade debt securities, consisting of corporate debt securities and U.S. and foreign government securities. Investment grade securities are securities that are rated in one of the four highest rating categories by an NRSRO. Securities rated in the lowest category of investment grade securities have speculative characteristics. Changes in prevailing interest rates may inversely affect the value of the debt securities in which a Portfolio will invest. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities, but will affect a Portfolio's net asset value.

    FOREIGN INVESTMENT. Investment in securities of foreign issuers involves somewhat different investment risks than those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial and other reporting standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States. Many foreign securities markets have substantially less volume than U.S. national securities exchanges, and securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Portfolios by domestic companies, and it is not expected that a Portfolio or its shareholders would be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign governmental restrictions such as exchange controls. Many of the emerging countries may have less stable political environments than more developed countries. Also, it may be more difficult to obtain a judgment in a court outside the United States.

    Investments in securities of foreign issuers are frequently denominated in foreign currencies, and the Portfolios may temporarily hold uninvested reserves in bank deposits in foreign currencies. Therefore, the value of each Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and the Portfolios may incur costs in connection with conversions between various currencies.

    The Asian Real Estate Portfolio may invest in securities of issuers located in Hong Kong. Hong Kong was established as a British colony in the 1840's and, until recently, has been ruled by the British Government through an appointed Governor. Effective July 1, 1997, Hong Kong reverted to Chinese sovereignty and is governed as a Special Administrative Region of China. Although China has made certain commitments to preserve the economic and social freedoms currently enjoyed in Hong Kong, there can be no assurances China's commitments will be maintained. Action taken by the Chinese government which limits or causes uncertainty with regard to these economic and social freedoms could have an adverse affect on the Portfolio's investments in securities of issuers located in Hong Kong.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Portfolios may purchase and sell futures contracts and options on futures contracts, including but not limited to securities index futures, foreign currency exchange futures, interest rate futures contracts and other financial futures. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security, instrument or basket thereof, at a specific future date and at a specified price. An option on a futures contract is a legal contract that gives the holder the right to buy or sell a specified amount of futures contracts at a fixed or determinable price upon the exercise of the option.

    The Portfolios may sell securities index futures contracts and/or options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or purchase securities index futures in order to gain market exposure. Subject to applicable laws, the Portfolios may engage in transactions in securities index futures contracts (and options thereon) which are traded on a recognized securities or futures exchange, or may purchase or sell such instruments in the over-the-counter market. There currently are limited securities index futures and options on such futures in many countries, particularly emerging countries. The nature of the strategies adopted by the Adviser, and the extent to which those strategies are used, may depend on the development of such markets.

    The Portfolios may engage in transactions involving foreign currency exchange futures contracts. Such contracts involve an obligation to purchase or sell a specific currency at a specified future date and at a specified price. The Portfolios may engage in such transactions to hedge their respective holdings and commitments against changes in the level of future currency rates or to adjust their exposure to a particular currency.

    The Portfolios may engage in transactions in interest rate futures transactions. Interest rate futures contracts involve an obligation to purchase or sell a specific debt security, instrument or basket thereof at a specified future date at a specified price. The value of the contract rises and falls inversely with changes in interest rates. The Portfolios may engage in such transactions to hedge their holdings of debt instruments against future changes in interest rates.

    Financial futures are futures contracts relating to financial instruments, such as U.S. Government securities, foreign currencies, and certificates of deposit. Such contracts involve an obligation to purchase or sell a specific security, instrument or basket thereof at a specified future date at a specified price. Like interest rate futures contracts, the value of financial futures contracts rises and falls inversely with changes in interest rates. The Portfolios may engage in financial futures contracts for hedging and non-hedging purposes.

    Under rules adopted by the Commodity Futures Trading Commission, each Portfolio may enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of such Portfolio's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-hedging activities. No Portfolio will enter into futures contracts to the extent that the notional value of its outstanding obligations to purchase securities under such contracts, in combination with its outstanding obligations with respect to options transactions (including options to purchase securities or instruments) would exceed 33 1/3% of its total assets.

    Gains and losses on futures contracts and options thereon depend on the Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors. Other risks associated with the use of futures and options are (i) imperfect correlation between the change in market value of investments held by a Portfolio and the prices of futures and options relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position. The risk that a Portfolio will be unable to close out a futures position or options contract will be minimized by only entering into futures contracts or options transactions for which there appears to be a liquid exchange or secondary market. The risk of loss in trading on futures contracts in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing.

    INVESTMENT FUNDS. Some emerging countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging countries through investment funds which have been specifically authorized. The Asian Real Estate and European Real Estate Portfolios may invest in these investment funds subject to the provisions of the 1940 Act and other applicable laws. If a Portfolio invests in such investment funds, the Portfolio's shareholders will bear not only their proportionate share of the expenses of the Portfolio (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds.

    Certain of the investment funds referred to in the preceding paragraph are advised by the Adviser. The Portfolio may, to the extent permitted under the 1940 Act and other applicable law, invest in these investment funds. If the Portfolio does elect to make an investment in such an investment fund, it will only purchase the securities of such investment fund in the secondary market.

    LOANS OF PORTFOLIO SECURITIES. Each Portfolio may lend its securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing its net investment income. These loans must be secured continuously by cash or equivalent collateral, or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. There may be a risk of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Each Portfolio will not enter into securities loan transactions exceeding, in the aggregate, 33 1/3% of the market value of its total assets.

    MONEY MARKET INSTRUMENTS. The Portfolios are permitted to invest in money market instruments, although the Portfolios intend to stay invested in securities satisfying their primary investment objectives to the extent practical. The Portfolios may make money market investments pending other investment or settlement for liquidity, or in adverse market conditions. The money market investments permitted for the Portfolios include obligations of the U.S. Government and its agencies and instrumentalities, other debt securities, commercial paper, bank obligations including, certificates of deposit, and repurchase agreements.

    NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES. Each Portfolio may invest in securities that are neither listed on a stock exchange nor traded over-the-counter. Such unlisted equity securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration.

    As a general matter, each Portfolio may not invest more than 15% of its net assets in illiquid securities, including securities for which there is no readily available secondary market. Securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but that can be offered and sold to qualified institutional buyers under Rule 144A under the 1933 Act ("Rule 144A Securities") will not be included within the foregoing 15% restriction if the securities are determined to be liquid. The Board of Directors has adopted guidelines and delegated to the Adviser, subject to the supervision of the Board of Directors, the daily function of determining and monitoring the liquidity of Rule 144A Securities. Rule 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

    OPTIONS TRANSACTIONS. The Portfolios may seek to increase their returns or may hedge their portfolio investments through options transactions with respect to securities, instruments, indices or baskets thereof in which such Portfolios may invest, as well as with respect to foreign currency. Purchasing a put option gives a

Portfolio the right to sell a specified security, currency or basket of securities or currencies at the exercise price until the expiration of the option. Purchasing a call option gives a Portfolio the right to purchase a specified security, currency or basket of securities or currencies at the exercise price until the expiration of the option.

    Each Portfolio also may write (i.e., sell) put and call options on investments held in its portfolio, as well as with respect to foreign currency. A Fund that has written an option receives a premium, which increases the Portfolio's return on the underlying security or instrument in the event the option expires unexercised or is closed out at a profit. However, by writing a call option, a Portfolio will limit its opportunity to profit from an increase in the market value of the underlying security or instrument above the exercise price of the option for as long as the Portfolio's obligation as writer of the option continues. The Portfolios may only write options that are "covered." A covered call option means that so long as the Portfolio is obligated as the writer of the option, it will earmark or segregate sufficient liquid assets to cover it obligations under the option or own (i) the underlying security or instrument subject to the option; (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the security or instrument subject to the option, or (iii) a call option on the same underlying security with a strike price no higher than the price at which the underlying instrument was sold pursuant to a short option position.

    By writing (or selling) a put option, a Portfolio incurs an obligation to buy the security or instrument underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election. The Portfolios may also write options that may be excercised by the purchaser only on a specific date. A Portfolio that has written a put option will earmark or segregate sufficient liquid assets to cover its obligations under the option or will own a put option on the same underlying security with an equal or higher strike price.

    The Portfolios may engage in transactions in options which are traded on recognized exchanges or over-the-counter. There currently are limited options markets in many countries, particularly emerging countries such as Latin American countries, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of such option markets. The primary risks associated with the use of options are
(i) imperfect correlation between the change in market value of investments held, purchased or sold by a Portfolio and the prices of options relating to such investments; and (ii) possible lack of a liquid secondary market for an option.

    REAL ESTATE INVESTING. Each of the Portfolios invests primarily in equity securities of issuers engaged in the real estate industry, which entails certain risks and considerations of which an investor should be aware. In particular, securities of such issuers may be subject to the risks associated with the direct ownership of real estate. These risks include: the cyclical nature of real estate values, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, environmental risks, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in the appeal of properties to tenants, increases in interest rates and other real estate capital market influences. Generally, increases in interest rates will increase the costs of obtaining financing, which could directly and indirectly decrease the value of the Portfolios' investments. In addition, since the Asian Real Estate and European Real Estate Portfolios invest in securities of issuers engaged in the Asian and European real estate industries, respectively, the Portfolios' investments are subject to additional risks associated with foreign investing discussed under "Foreign Investment."

    REPURCHASE AGREEMENTS. The Portfolios may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Fund's Board of Directors. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week, and never exceeds one year. Repurchase agreements may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities, with a market value at least equal to the purchase price (including accrued interest) as collateral and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited. The Portfolios may not enter into repurchase agreements with more than seven days to maturity if, as a result, more than 15% of the market value of the Portfolio's net assets are invested in these agreements and other investments for which market quotations are not readily available or which are otherwise illiquid.

    SPECIALIZED OWNERSHIP VEHICLES. Each Portfolio may invest in specialized ownership vehicles which pool investors' funds for investment primarily in income-producing real estate or real estate related loans or interests. Such specialized ownership vehicles in which the Portfolios may invest include property unit trusts, REITs and other similar specialized investment vehicles. Investments in such specialized ownership vehicles may have favorable or unfavorable legal, regulatory or tax implications for a Portfolio and, to the extent such vehicles are structured similar to investment funds, may cause the Portfolios' shareholders to indirectly bear certain additional operating expenses.

    STRUCTURED NOTES. Structured Notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of Structured Notes allows a Portfolio to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

    SWAPS--SWAP CONTRACTS. Swaps and Swap Contracts are derivatives in the form of a contract or other similar instrument in which two parties agree to exchange the returns generated by a security, instrument, basket or index thereof for the returns generated by another security, instrument, basket thereof or index. The payment streams are calculated by reference to a specific security, index or instrument and an agreed upon notional amount. The relevant indices include but are not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Portfolio may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which the Portfolios may enter will generally involve an agreement to pay interest streams in one currency, based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

    A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued, but unpaid, net amounts owned to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Portfolio's Board of Directors.

    Interest rate and total rate of return swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate and total rate of return swaps is limited to the net amount of payments that a Portfolio is contractually obligated to make. If the other party to an interest rate or total rate of return swap defaults, a Portfolio's risk of loss consists of the net amount of payments that a Portfolio is contractually entitled to receive. In contrast, currency swaps may involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap may be subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swaps market has become relatively liquid. Swaps that include caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than "traditional" swaps.

    The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolios would be less favorable than it would have been if this investment technique were not used.

    TEMPORARY INVESTMENTS. For temporary defensive purposes, when the Adviser determines that market conditions warrant, each Portfolio may invest up to 100% of its assets in dollar and non-dollar denominated money market instruments and short- and medium-term debt securities that the Adviser believes to be of high quality, or hold cash. The short- and medium-term debt securities in which the Portfolios may invest consist of (a) obligations of the U.S. or foreign country governments, their respective agencies or instrumentalities; (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers' acceptances) of U.S. or foreign country banks denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of U.S. and foreign country corporations meeting the Portfolio's credit quality standards; and (e) repurchase agreements with banks and broker-dealers with respect to such securities.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolios may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment, but will take place no more than 120 days after the trade date. The Portfolios will maintain with the Custodian a separate account with a segregated portfolio of cash or liquid securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. It is a current policy of the Portfolios not to enter into when-issued commitments exceeding, in the aggregate, 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by these commitments.

                             INVESTMENT LIMITATIONS

    As non-diversified investment companies, the Portfolios are not limited by the 1940 Act in the proportion of their assets that may be invested in the obligations of a single issuer. Thus, each Portfolio may invest a greater proportion of its assets in the securities of a smaller number of issuers and, as a result, will be subject to greater risk with respect to its portfolio securities. Any economic, political, or regulatory developments affecting the value of the securities the Portfolio holds could have a greater impact on the total value of the Portfolio's holdings than would be the case if the Portfolio's securities were diversified among more issuers. The Portfolios, however, intend to comply with the diversification requirements imposed by the Code for qualification as regulated investment companies. In addition, each Portfolio may concentrate in the real estate industry, but may not invest more than 25% of its total assets in the securities of companies in any one other industry (for these purposes the U.S. Government and its agencies and instrumentalities are not considered an industry). See "Investment Limitations" in the Statement of Additional Information.

    Each Portfolio operates under certain investment restrictions that are deemed fundamental limitations and may be changed only with the approval of the holders of a majority of the Portfolio's outstanding shares and under certain non-fundamental investment limitations that may be changed without shareholder approval. For additional information on fundamental and non-fundamental limitations, see "Investment Limitations" in the Statement of Additional Information.

                             MANAGEMENT OF THE FUND

    INVESTMENT ADVISER. Morgan Stanley Asset Management Inc. is the Adviser and Administrator of the Fund and each Portfolio. The Adviser provides investment advice and portfolio management services, pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes each Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each Portfolio's investments. Set forth below as an annual percentage of average daily net assets are the management fees payable to the Adviser quarterly by each Portfolio pursuant to terms of the Investment Advisory Agreement. The fees of the Portfolios are higher than those of most investment companies, but the Adviser believes the fee is comparable to those of investment companies with similar investment objectives and policies. The Adviser has agreed to a reduction in the fees payable to it and to reimburse the Portfolios, if necessary, if such fees would cause total annual operating expenses of the Portfolios to exceed the maximums set forth in the table below.

                                                                                            MAXIMUM TOTAL OPERATING
                                                                                           EXPENSES AFTER FEE WAIVERS
                                                                                           --------------------------
PORTFOLIO                                                               MANAGEMENT FEE       CLASS A       CLASS B
--------------------------------------------------------------------  -------------------  ------------  ------------
European Real Estate Portfolio......................................           0.80%             1.00%         1.25%
Asian Real Estate Portfolio.........................................           0.80%             1.00%         1.25%

    The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley, Dean Witter, Discover & Co. is the
direct  parent of the  Adviser and Morgan  Stanley. At               , 1997, the
Adviser,  together  with   its  affiliated  asset   management  companies,   had
approximately $ billion in assets under management as an investment adviser or as a Named Fiduciary or Fiduciary Adviser. See "Management of the Fund" in the Statement of Additional Information.

    PORTFOLIO  MANAGERS.    The  following  individuals  have  primary portfolio
management responsibility for the Portfolios noted below:

    EUROPEAN REAL ESTATE PORTFOLIO. -- JAN WILLEM DE GEUS. Jan Willem de Geus joined the Adviser in 1997. He is responsible for the Adviser's real estate investment management business in Europe, with a focus on real estate securities research. Before joining the Adviser, he was employed at the Dutch Metalworkers Pensionfund (MPMA), where he worked for four years in the international real estate department. At the MPMA he was involved in the acquisition of direct real estate, responsible for selecting REIT managers in the United States, and was a portfolio manager of international real estate securities. He graduated from the University of Nijmegen in 1991 with a Drs. in City Planning with a specialization in real estate and received an Msc. in Real Estate Investment from the Pennsylvania State University in 1993. He is currently in the final stage of finishing his RBA (the Dutch equivalent of an American CFA).

    ASIAN REAL ESTATE PORTFOLIO. -- KIAT SENG SEAH. Kiat Seng Seah joined the Adviser's Singapore office in 1990 as a portfolio manager/analyst specializing in the Southeast Asian markets. He is currently a Principal and is responsible for investments in Taiwan, Korea and Singapore. He has had primary management responsibility for the Portfolio since it commenced operations. Previously, Kiat Seng worked at Barclays de Zoete Wedd (BZW), where he was a senior investment analyst, with particular responsibility for coverage of the real estate sectors in Singapore and Malaysia, and helped pioneer BZW's research effort in Singapore. Kiat Seng is a Chartered Financial Analyst and a qualified real estate valuer who spent a total of four years as a real estate appraiser, first for the New Zealand Government and then for the Singapore Ministry of Finance. He was a Colombo Plan Scholar at the University of Auckland, New Zealand and graduated with a degree in Property Administration.

    ADMINISTRATOR. The Adviser also provides administrative services to the Fund pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the officers and the Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian, and assistance in the preparation of the Fund's registration statements under federal laws. The Administration Agreement also provides that the Administrator, through its agents, will provide dividend disbursing and transfer agent services to the Fund. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio.

    Under an agreement between the Adviser and The Chase Manhattan Bank ("Chase"), Chase provides certain administrative services to the Fund through its corporate affiliate, Chase Global Funds Services Company ("CGFSC"). The Adviser supervises and monitors such administrative services provided by CGFSC. Their services are also subject to the supervision of the Board of Directors of the Fund. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.

    DIRECTORS AND OFFICERS. Pursuant to the Fund's Articles of Incorporation, the Board of Directors decides upon matters of general policy and reviews the actions of the Fund's Adviser, Administrator, Distributor and other service providers. The Officers of the Fund conduct and supervise its daily business operations.

    DISTRIBUTOR. Morgan Stanley serves as the exclusive Distributor of the shares of the Fund. Under its Distribution Agreement with the Fund, Morgan
Stanley sells shares of each Portfolio upon the terms and at the current offering price described in this Prospectus. Morgan Stanley is not obligated to sell any certain number of shares of any Portfolio.

    The Portfolios currently offer only the classes of shares offered by this Prospectus. The Portfolios may in the future offer one or more classes of shares with features, distribution expenses or other expenses that are different from those of the classes currently offered.

    The Fund has adopted a Plan of Distribution with respect to the Class B shares of each Portfolio pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). Under each Plan, the Distributor is entitled to receive from each Portfolio a distribution fee, which is accrued daily and paid quarterly, of 0.25% of the Class B shares' average daily net assets on an annualized basis. The Distributor expects to reallocate most of its fee to its investment representatives. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and each of the Distributor and the Adviser is free to make additional payments out of its own assets to promote the sale of Fund shares, including payments that compensate financial institutions for distribution services or shareholder services.

    Each Plan is designed to compensate the Distributor for its services, not to reimburse the Distributor for its expenses, and the Distributor may retain any portion of the fee that it does not expend in fulfillment of its obligations to the Fund.

    EXPENSES. Each Portfolio is responsible for payment of certain other fees and expenses (including legal fees, accountant's fees, custodial fees, and printing and mailing costs) specified in the Administration and Distribution Agreements.

                               PURCHASE OF SHARES

    Class A and Class B shares of each Portfolio may be purchased at the net asset value per share next determined after receipt of the purchase order by the Portfolio. See "Valuation of Shares."

MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B SHARES

    For a Portfolio account opened on or after January 2, 1996 (a "New Account"), the minimum initial investment and minimum account size are $500,000 for Class A shares and $100,000 for Class B shares of each Portfolio. Certain advisory or asset allocation accounts, such as Total Funds Management accounts, managed by Morgan Stanley or its affiliates, including the Adviser ("Managed Accounts") may purchase Class A shares without being subject to any minimum initial investment or minimum account size requirements for a Portfolio account. Employees of the Adviser and certain of its affiliates may purchase Class A shares subject to conditions, including a lower minimum initial investment, established by Officers of the Fund.

    If the value of a New Account containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to the Class B shares. The Fund, however, will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversions between share classes are not a taxable event to the shareholder.

    Shares in a Portfolio account opened prior to January 2, 1996 (a "Pre-1996 Account") were designated Class A shares on January 2, 1996. Shares in a
Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account") remained Class A shares regardless of account size thereafter. Except for shares in a Managed Account, shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B account") converted to Class B shares on March 1, 1996. Grandfathered Class A Accounts and Managed Accounts are not subject to conversion from Class A shares to Class B shares.

    Investors may also invest in the Fund by purchasing shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment adviser. An investor may be charged an additional service or transaction fee by that institution.

    The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts." The Fund reserves the right to modify or terminate the conversion features of the shares as stated above at any time upon 60-days notice to shareholders.

    The Adviser reserves the right in its sole discretion to determine which of such advisory or asset allocation accounts shall be Managed Accounts. For information regarding Managed Accounts, please contact your Morgan Stanley account representative or the Fund at the telephone number provided on the cover of this Prospectus.

MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES

    If the value of a New Account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder. The Fund, however, will not redeem shares based solely upon changes in the market that reduce the net asset value of shares.

    Grandfathered Class A Accounts, Grandfathered Class B Accounts and Managed Accounts are not subject to involuntary redemption. The Fund reserves the right to modify or terminate the involuntary redemption features of the shares as stated above at any time upon 60-days notice to shareholders.

CONVERSION FROM CLASS B TO CLASS A SHARES

    If the value of Class B shares in a Portfolio account increases, whether due to shareholder share purchases or market activity, to $500,000 or more, the Class B shares will convert to Class A shares. Under current tax law, such conversion is not a taxable event to the shareholder. Class A shares converted from Class B shares are subject to the same minimum account size requirements that are applicable to New Accounts containing Class A shares, as stated above. The Fund reserves the right to modify or terminate this conversion feature at any time upon 60-days notice to shareholders.

INITIAL PURCHASES DIRECTLY FROM THE FUND

    The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class. Assuming the investor is eligible for the class, the Fund will select the most favorable class for the investor, if the investor has not done so.

1) BY CHECK. An account may be opened by completing and signing an Account Registration Form and mailing it, together with a check ($500,000 minimum for Class A shares of each Portfolio and $100,000 for Class B shares of each Portfolio, with certain exceptions for Morgan Stanley employees and select customers) payable to "Morgan Stanley Institutional Fund, Inc. -- [portfolio name]", to:

      Morgan Stanley Institutional Fund, Inc.
      P.O. Box 2798
      Boston, Massachusetts 02208-2798

  Payment will be accepted only in U.S. dollars, unless prior approval for payment by other currencies is given by the Fund. The class(es) of shares of the Portfolio(s) to be purchased should be designated on the Account Registration Form. For purchases by check, the Fund is ordinarily credited with Federal Funds within one business day. Thus, your purchase of shares by check is ordinarily credited to your account at the net asset value per share of the relevant Portfolio determined on the next business day after receipt.

2) BY FEDERAL  FUNDS WIRE.   Purchases  may be  made by  having your  bank  wire
   Federal Funds to the Fund's bank account. In order to ensure prompt receipt of your Federal Funds Wire, it is important that you follow these steps:

A. Telephone the Fund (toll free: 1-800-548-7786) and provide us with your name, address, telephone number, Social Security or Tax Identification Number, the portfolio(s) selected, the class selected, the amount being wired, and by which bank. We will then provide you with a Fund account number. (Investors with existing accounts should also notify the Fund prior to wiring funds.)

B. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account (be sure to have your bank include the name of the portfolio(s) selected, the class selected, and the account number assigned to you) as follows:

    The Chase Manhattan Bank
    One Manhattan Plaza
    New York, NY 10081-1000
    ABA #021000021

    DDA #910-2-733293
    Attn: Morgan Stanley Institutional Fund, Inc.
    Ref: (Portfolio name, your account number, your account name)

    Please call the Fund at 1-800-548-7786 prior to wiring funds.

C. Complete and sign the Account Registration Form and mail it to the address shown thereon.

  The purchase price of the Class A and Class B shares of each Portfolio is the net asset value next determined after the order is received. See "Valuation of Shares." An order received prior to the regular close of the New York Stock Exchange ("NYSE"), which is currently 4:00 p.m. Eastern Time, will be executed at the price computed on the date of receipt; an order received after the regular close of the NYSE will be executed at the price computed on the next day the NYSE is open as long as the Transfer Agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day.

  Federal Funds purchase orders will be accepted only on a day on which the Fund and Chase (the "Custodian Bank") are open for business. Your bank may charge a service fee for wiring Federal Funds.

3) BY BANK WIRE.   The  same procedure outlined  under "By  Federal Funds  Wire"
   above must be followed in purchasing shares by bank wire. However, money transferred by bank wire may or may not be converted into Federal Funds the same day, depending on the time the money is received and the bank handling the wire. Prior to such conversion, an investor's money will not be invested and, therefore, will not be earning dividends. Your bank may charge a service fee for wiring funds.

ADDITIONAL INVESTMENTS

    You may add to your account at any time (minimum additional investment $1,000 for each portfolio, except for automatic reinvestment of dividends and capital gains distributions for which there are no minimums) by purchasing shares at net asset value by mailing a check to the Fund (payable to "Morgan Stanley Institutional Fund, Inc. -- [portfolio name]") at the above address or by wiring monies to the Custodian Bank as outlined above. It is very important that your account name, the portfolio name and the class selected be specified in the letter or wire to assure proper crediting to your account. In order to ensure that your wire orders are invested promptly, you are requested to notify one of the Fund's representatives (toll free: 1-800-548-7786) prior to the wire date. Additional investments will be applied to purchase additional shares in the same class held by a shareholder in a Portfolio account.

OTHER PURCHASE INFORMATION

    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends. The net asset value of Class B shares will generally be lower than the net asset value of Class A shares as a result of the distribution expense charged to Class B shares. It is expected, however, that the net asset value per share of the two classes will tend to converge immediately after the recording of dividends which will differ by approximately the amount of the distribution expense accrual differential between the classes.

    In the interest of economy and convenience, and because of the operating procedures of the Fund, certificates representing shares of the Portfolio(s) will not be issued. All shares purchased are confirmed to you and credited to your account on the Fund's books maintained by the Adviser or its agents. You will have the same rights and ownership with respect to such shares as if certificates had been issued.

    To ensure that checks are collected by the Fund, withdrawals of investments made by check are not presently permitted until payment for the purchase has been received, which may take up to eight business days after the date of purchase. As a condition of this offering, if a purchase is cancelled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future investments in the Fund.

    Investors may also invest in the Fund by purchasing shares through the Distributor.

EXCESSIVE TRADING

    Frequent trades involving either substantial portfolio assets or a substantial portion of your account or accounts controlled by you can disrupt management of a Portfolio and raise its expenses. Consequently, in the interest of all the stockholders of the Portfolios and the Portfolios' performance, the Fund may in its discretion bar a stockholder that engages in excessive trading of shares of any class of a portfolio from further purchases of shares of the Fund for an indefinite period. The Fund considers excessive trading to be more than one purchase and sale involving shares of the same class of a Portfolio of the Fund within any 120-day period. As an example, exchanging shares of portfolios of the Fund as follows amounts to excessive trading: exchanging shares of Portfolio A for shares of Portfolio B, then exchanging shares of Portfolio B for shares of Portfolio C and again exchanging shares of Portfolio C for shares of Portfolio B within a 120-day period. Two types of transactions are exempt from these excessive trading restrictions: (1) trades exclusively between money market portfolios; and (2) trades done in connection with an asset allocation service, such as TFM Account or accounts managed or advised by the Adviser and/or any of its affiliates.

INVESTMENT IN FUNDS THROUGH A TOTAL FUNDS MANAGEMENT ("TFM") ACCOUNT

    In addition to the considerable diversification among individual securities you receive by investing in a particular Portfolio, you can further reduce risk by spreading your assets among several different Portfolios that each have different risk and return characteristics. TFM is an active investment management service managed by Morgan Stanley or its affiliates, including Morgan Stanley Asset Management Inc. (each, a "TFM Adviser"), that allocates your investments across a combination of either Class A or Class B shares of certain of the Portfolios selected to meet your long-term investment objectives as well as, in certain circumstances, your current income objectives.

    The TFM Adviser has developed investment strategies for TFM Accounts to meet the diverse financial needs of different investors. You can open a TFM Account by meeting with one of the investment professionals of a Participating Dealer who will review your situation and help you identify your long-term investment and/or current income objectives. After using TFM criteria to determine your long-term investment and/or current income objectives, you can choose one of several TFM investment strategies. Based on your chosen strategy, your initial investment will be allocated among a number of the Class A or Class B shares of the Portfolios. Depending on market conditions, the TFM Adviser periodically reallocates the combination of Portfolios or the percentage amounts invested in the shares of each Portfolio to implement your TFM investment strategy. In addition, your TFM Account will be periodically rebalanced to maintain your TFM strategy's current asset allocation mix, if and when the performance of one or more of the Portfolios unbalances the strategy's mix. You will pay the TFM Adviser a fee for the TFM Account service that is in addition to and separate from the fees and expenses you will pay directly or indirectly as an investor in the Portfolios. See "Fund Expenses."

    From time to time, one or more of the Portfolios used for investment by the TFM Accounts may experience relatively large investments or redemptions due to the TFM Account allocations or rebalancings recommended by the TFM Adviser. These transactions will affect the Portfolios, since Portfolios that experience redemptions as a result of reallocations or rebalancings may have to sell portfolio securities and Portfolios that receive additional cash will have to invest it in additional portfolio securities. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that Portfolios may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. The Adviser, representing the interests of the Portfolios, is committed to minimizing the impact of TFM Account transactions on the Portfolios. The Adviser, however, will have a conflict in fulfilling this responsibility in that it also serves as a TFM Adviser. In that capacity, the Adviser, representing the interests of the TFM Accounts, also is committed to minimizing the impact of TFM Account transactions on the Portfolios to the extent consistent with pursuing the investment objectives of the TFM Accounts. In addition, an affiliate of the TFM Adviser, the Distributor is compensated on the sale, and may be compensated for distribution or shareholder services on the sale of shares of the Portfolios. See "Purchase of Shares" and "Shareholder Services -- Exchange Features." The Adviser will monitor the impact of TFM Account transactions on the Portfolios.

                              REDEMPTION OF SHARES

    You may withdraw all or any portion of the amount in your account by redeeming shares at any time. Please note that purchases made by check are not permitted to be redeemed until payment of the purchase price has been collected, which may take up to eight business days after purchase. The Fund will redeem Class A shares or Class B shares of each Portfolio at the next determined net asset value of shares of the applicable class. On days that both the NYSE and the Custodian Bank are open for business, the net asset value per share of each of the Portfolios is determined at the regular close of trading of the NYSE (currently 4:00 p.m. Eastern Time). Shares of each Portfolio may be redeemed by mail or telephone. No charge is made for redemption. Any redemption may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by a Portfolio.

BY MAIL

    Each Portfolio will redeem its Class A or Class B shares at the net asset value determined on the date the request is received, if the request is received in "good order" before the regular close of the NYSE. Your request should be addressed to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798, except that deliveries by overnight courier should be addressed to Morgan Stanley Institutional Fund, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913.

    "Good order" means that the request to redeem shares must include the following documentation:

        (a) A letter of instruction or a stock assignment specifying the class and number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

        (b)  Any  required   signature  guarantees   (see  "Further   Redemption
    Information" below); and

        (c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

    Shareholders who are uncertain of requirements for redemption should consult with a Fund representative.

BY TELEPHONE

    Provided you have previously elected the Telephone Redemption Option on the Account Registration Form, you can request a redemption of your shares by calling the Fund and requesting the redemption proceeds be mailed to you or wired to your bank. Please contact one of the Fund's representatives for further details. In times of drastic market conditions, the telephone redemption option may be difficult to implement. If you experience difficulty in making a telephone redemption, your request may be made by regular mail or express mail and it will be implemented at the net asset value next determined after it is received. Redemption requests sent to the Fund through express mail must be mailed to the address of the Dividend Disbursing and Transfer Agent listed under "General Information." The Fund and the Fund's transfer agent (the "Transfer Agent") will employ reasonable procedures to confirm that the instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transaction requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.

    To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed.

FURTHER REDEMPTION INFORMATION

    Normally the Fund will make payment for all shares redeemed within one business day of receipt of the request, but in no event will payment be made more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase. The Fund may suspend the right of redemption or postpone the date upon which redemptions are effected at times when the NYSE is closed, or under any emergency circumstances as determined by the Securities and Exchange Commission (the "Commission").

    If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of securities held by a Portfolio in lieu of cash in conformity with applicable rules of the Commission. Distributions-in-kind will be made in readily marketable securities. Investors may incur brokerage charges on the sale of portfolio securities so received in payment of redemptions.

    To protect your account, the Fund and its agents from fraud, signature guarantees are required for certain redemptions to verify the identity of the person who has authorized a redemption from your account. Please contact the Fund for further information.

                              SHAREHOLDER SERVICES

EXCHANGE FEATURES

    You may exchange shares that you own in any Portfolio for shares of any other available portfolio(s) of the Fund (other than the International Equity Portfolio, which is closed to new investors). In exchanging for shares of a portfolio with more than one class, the class of shares you receive in the exchange will be determined in the same manner as any other purchase of shares and will not be based on the class of shares surrendered for the exchange. Consequently, the same minimum initial investment and minimum account size for determining the class of shares received in the exchange will apply. See "Purchase of Shares." Shares of the portfolios may be exchanged by mail or telephone. The privilege to exchange shares by telephone is automatic and made available without shareholder election. Before you make an exchange, you should read the prospectus of the portfolio(s) in which you seek to invest. Because an exchange transaction is treated as a redemption followed by a purchase, an exchange would be considered a taxable event for shareholders subject to tax. The exchange privilege may be modified or terminated by the Fund at any time upon 60-days notice to shareholders.

BY MAIL

    In order to exchange shares by mail, you should include in the exchange request the name, class of shares and account number of your current Portfolio, the name(s) of the portfolio(s) and class(es) of shares into which you intend to exchange shares, and the signatures of all registered account holders. Send the exchange request to Morgan Stanley Institutional Fund, P.O. Box 2798, Boston, Massachusetts 02208-2798.

BY TELEPHONE

    When exchanging shares by telephone, have ready the name, class of shares and account number of your current Portfolio, the names of the portfolio(s) and class(es) of shares into which you intend to exchange shares, your Social Security number or Tax I.D. number, and your account address. Requests for telephone exchanges received prior to 4:00 p.m. (Eastern Time) are processed at the close of business that same day based on the net asset value of the class(es) of the portfolios involved in the exchange of shares at the close of business. Requests received after 4:00 p.m. (Eastern Time) are processed the next business day based on the net asset value determined at the close of business on such day. For additional information regarding responsibility for the authenticity of telephoned instructions, see "Redemption of Shares -- By Telephone" above.

TRANSFER OF REGISTRATION

    You may transfer the registration of any of your Portfolio shares to another person by writing to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. As in the case of redemptions, the written request must be received in good order before any transfer can be made. Transferring the registration of shares may affect the eligibility of your account for a given class of the Portfolio's shares and may result in involuntary conversion or redemption of your shares. See "Purchase of Shares" above.

                              VALUATION OF SHARES

    The net asset value per share of a class of shares of each of the Portfolios is determined by dividing the total market value of the Portfolio's investments and other assets attributable to such class, less any liabilities attributable to such class, by the total number of outstanding shares of each class of the Portfolio. Net asset value is calculated separately for each class of the Portfolios. Net asset value per share is determined as of the regular close of the NYSE on each day that the NYSE is open for business. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at a price within a range not exceeding the current asked price nor less than the current bid price. The current bid and asked prices are determined based on the average of the bid and asked prices quoted on such valuation date by reputable brokers.

    Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional-size, trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recently quoted bid price or, when securities exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.

    The value of other assets and securities for which quotations are not readily available (including restricted and unlisted foreign securities) and those securities for which it is inappropriate to determine the prices in accordance with the above-stated procedures are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be translated into U.S. dollars at the mean of the bid and asked price for such currencies against the U.S. dollar last quoted by any major bank.

    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends for the class. Dividends will differ by approximately the amount of the distribution expense accrual differential among the classes. The net asset value of Class B shares will generally be lower than the net asset value of the Class A shares as a result of the distribution expense charged to Class B shares.

                            PERFORMANCE INFORMATION

    The Fund may from time to time advertise total return for each class of a Portfolio. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

    Each of the Portfolios may advertise "total return" which shows what an investment in a class of a Portfolio would have earned over a specified period of time (such as one, five or ten years), assuming that all distributions and dividends by the Portfolio were reinvested in the same class on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes that may be payable on dividends and distributions or on redemption. The Fund may also include comparative performance information in advertising or marketing the Portfolios' shares, including data from Lipper Analytical Services, Inc., other industry publications, business periodicals, rating services and market indices.

    The performance figures for Class B shares will generally be lower than those for Class A shares because of the distribution fee charged to Class B shares.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    All income dividends and capital gains distributions for a class of shares will be automatically reinvested in additional shares at net asset value, except that, upon written notice to the Fund or by checking off the appropriate box in the Distribution Option Section on the Account Registration Form, a shareholder may elect to receive income dividends and capital gains distributions in cash.

    Each Portfolio expects to distribute substantially all of its taxable net investment income in the form of quarterly dividends. Net realized capital gains, if any, after reduction for any available tax loss carryforwards will also be distributed annually.

    Undistributed net investment income is included in a Portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-dividend" date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders subject to income tax.

    Because of the distribution fee and any other expenses that may be attributable to the Class B shares, the net income attributable to and the dividends payable on Class B shares will be lower than the net income attributable to and the dividends payable on Class A shares. As a result, the net asset value per share of the classes of the Portfolios will differ at times. Expenses of the Portfolios allocated to a particular class of shares will be borne on a pro rata basis by each outstanding share of that class.

                                     TAXES

    The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.

    No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Portfolios or their shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes.

    Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. Each Portfolio intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Code, so that the Portfolio will be relieved of federal income tax on that part of its net investment income and net capital gain that is distributed to shareholders.

    Each Portfolio intends to distribute substantially all of its taxable net investment income (including, for this purpose, the excess of net short-term capital gain over net long-term capital loss) to shareholders. Dividends from a Portfolio's net investment income are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Each Portfolio will report annually to its shareholders the amount of dividend income qualifying for the corporate dividend received deduction.

    Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to shareholders as long-term capital gain, regardless of how long shareholders have held their shares. Each Portfolio will send reports annually to its shareholders of the federal income tax status of all distributions made during the preceding year.

    Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gain over short-term and long-term capital loss) prior to the end of each calendar year to avoid liability for federal excise tax.

    Dividends and other distributions declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Portfolio and received by the shareholders in that year if the distributions are paid by the Portfolio at any time during the following January.

    The Fund may be required to withhold and remit to the U.S. Treasury 31% of any dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholder (1) who has failed to provide a correct taxpayer identification number (generally an individual's social security number or non-individual's employer identification number) on the Application Form, (2) who is subject to backup withholding by the Internal Revenue Service, or (3) who has not certified to the Fund that such shareholder is not subject to backup withholding. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

    The sale, redemption or exchange of shares will result in taxable gain or loss to the selling, exchanging or redeeming shareholder, depending upon whether the fair market value of the sale, exchange or redemption proceeds exceed or is less than the shareholder's adjusted tax basis in the redeemed, exchanged or sold shares. Any such taxable gain or loss generally will be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise generally will be treated as short-term capital gain or loss. If capital gain distributions have been made with respect to shares that are sold at a loss after being held for six months or less, however, then the loss is treated as a long-term capital loss to the extent of the capital gain distributions.

    Conversion of shares between classes are not taxable events to the Shareholder.

    Shareholders are urged to consult with their tax advisers concerning the application of state and local income taxes to investments in a Portfolio, which may differ from the federal income tax consequences described above.

    Investment income received by a Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that a Portfolio is liable for foreign income taxes so withheld, the Portfolio intends to operate so as to meet the requirements of the Code to pass through to the shareholders credit for foreign income taxes paid. Although each Portfolio intends to meet Code requirements to pass through credit for such taxes, there can be no assurance that each Portfolio will be able to do so.

    THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN A PORTFOLIO.

                             PORTFOLIO TRANSACTIONS

    The Adviser selects the brokers or dealers that will execute the purchases and sales of investment securities for each of the Fund's portfolios. The Adviser seeks the best execution of all portfolio transactions. A portfolio may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

    It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through intermediary brokers or dealers. However, the Adviser may, consistent with NASD rules, place portfolio orders with qualified broker-dealers who recommend the applicable portfolio to their clients or who act as agents in the purchase of shares of the portfolio for their clients.

    Subject to the overriding objective of obtaining the best execution of orders, the Fund may use broker-dealer affiliates of the Adviser, including Morgan Stanley, to effect portfolio brokerage transactions under procedures adopted by the Fund's Board of Directors. For such transactions, the commission rates and other remuneration paid to Morgan Stanley or other affiliates must be fair and reasonable in comparison to those of other broker-dealers for comparable transactions involving similar securities being purchased or sold during a comparable time period.

PORTFOLIO TURNOVER

    The Portfolios generally do not invest for short-term trading purposes, however, when circumstances warrant, each Portfolio may sell investment securities without regard to the length of time they have been held. Market conditions in a given year could result in a higher or lower portfolio turnover rate than expected and the Portfolios will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with its respective objective and policies. The European Real Estate and Asian Real Estate Portfolios are expected to have portfolio turnover rates in excess of 100%. As portfolio turnover increases, the Portfolios may expect to pay correspondingly increased brokerage and trading costs. In addition to transaction costs, higher portfolio turnover may result in the realization of capital gains. As discussed under "Taxes," to the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

                              GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK

    The Fund was organized as a Maryland corporation on June 16, 1988. The Articles of Incorporation, as amended and restated, permit the Fund to issue up to 35 billion shares of common stock, with $.001 par value per share. Pursuant to the Fund's Articles of Incorporation, the Board of Directors may increase the number of shares the Fund is authorized to issue without the approval of the shareholders of the Fund. The Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes. The shares of common stock of each Portfolio are currently classified into two classes, the Class A shares and the Class B shares, except for the International Small Cap Portfolio, Money Market and Municipal Money Market Portfolios which offer only Class A shares.

    The shares of each Portfolio, when issued, will be fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. The shares of each Portfolio have non-cumulative rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Persons or organizations owning 25% or more of the outstanding shares of the Portfolio may be presumed to "control" (as defined in the 1940 Act) such Portfolio. Under Maryland law, the Fund is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.

REPORTS TO SHAREHOLDERS

    The Fund will send to its shareholders annual, semi-annual and quarterly reports; the financial statements appearing in annual reports are audited by independent accountants. Monthly unaudited portfolio data is also available from the Fund upon request.

    In addition, the Adviser, or its agent, as Transfer Agent, will send to each shareholder having an account directly with the Fund a monthly statement showing transactions in the account, the total number of shares owned, and any dividends or distributions paid.

CUSTODIAN

    Chase is the Fund's custodian for domestic and certain foreign assets. Chase is not an affiliate of the Adviser or the Distributor. Morgan Stanley Trust Company, Brooklyn, New York ("MSTC"), an affiliate of the Adviser and the Distributor, acts as the Fund's custodian for assets held outside the United States and employs subcustodians approved by the Board of Directors of the Fund in accordance with regulations of the Securities and Exchange Commission for the purpose of providing custodial services for such assets. MSTC may also hold certain domestic assets for the Fund. For more information on the custodians, see "General Information -- Custody Arrangements" in the Statement of Additional Information.

DIVIDEND DISBURSING AND TRANSFER AGENT

    Chase  Global   Funds  Services   Company,   73  Tremont   Street,   Boston,
Massachusetts 02108-3913, acts as Dividend Disbursing and Transfer Agent for the Fund.

INDEPENDENT ACCOUNTANTS

    Price Waterhouse LLP serves as independent accountants for the Fund and audits the annual financial statements of each Portfolio.

LITIGATION

    The Fund is not involved in any litigation.

   MORGAN STANLEY INSTITUTIONAL FUND, INC.
          EUROPEAN REAL ESTATE AND ASIAN REAL ESTATE PORTFOLIOS
           P.O. BOX 2798, BOSTON, MA 02208-2798

                           ACCOUNT REGISTRATION FORM

                                                If you need assistance in filling out this form for the
      ACCOUNT INFORMATION                       Morgan Stanley Institutional Fund, please contact your
      Fill in where applicable                  Morgan Stanley representative or call us toll free
                                                1-800-548-7786. Please print all items except signature, and mail to the Fund at the address above.

  A)  REGISTRATION
      1. INDIVIDUAL
      2. JOINT TENANTS
        (RIGHTS OF SURVIVORSHIP PRESUMED
      UNLESS
        TENANCY IN COMMON
        IS INDICATED)

1.
                               First
Name                          Initial                               Last Name

2.
                               First
Name                          Initial                               Last Name

                               First
Name                          Initial                               Last Name

      3. CORPORATIONS,
        TRUSTS AND OTHERS
        Please call the Fund for additional
      documents that may be required to set up account and to authorize transactions.

3.

Type of               / / INCORPORATED  / / UNINCORPORATED   / / PARTNERSHIP  / / UNIFORM GIFT/TRANSFER TO MINOR
Registration:                           ASSOCIATION                             (ONLY ONE CUSTODIAN AND MINOR PERMITTED)

/ / TRUST ________________________  / / OTHER (Specify) ________________________

  B)  MAILING ADDRESS
      Please fill in completely, including
      telephone number(s).

/ / United States Citizen  / / Resident Alien
                   Street or P.O. Box
                   City
                   State                   Zip
Home Telephone No.                   Business Telephone No.

/ / Non-Resident Alien:

Permanent Address (Where you reside permanently for tax purposes)
                   Street Address
                   City
                   Country                   Postal Code
Home Telephone No.                    Business Telephone No.

Current Mailing Address (If different from Permanent Address)
                   Street Address
                   City
                   Country
Postal Code
Home Telephone No.                   Business Telephone No.

  C)  TAXPAYER                                  Enter  your Taxpayer Identification Number. For most individual taxpayers, this is
      IDENTIFICATION                            your Social Security Number.
      NUMBER
      1. INDIVIDUAL
      2. JOINT TENANTS
        (RIGHTS OF SURVIVORSHIP PRESUMED
      UNLESS
        TENANCY IN COMMON
        IS INDICATED)

      For Custodian account
      of a minor (Uniform
      Gifts/Transfers to Minor
      Acts), give the Social
      Security Number of
      the minor
                                                1.           TAXPAYER IDENTIFICATION      OR               SOCIAL SECURITY NUMBER
                                                NUMBER ("TIN")                            ("SSN")
                                                2. TIN                                    OR SSN
                                                TIN                                       OR SSN
                                                IMPORTANT TAX INFORMATION
                                                You (as a payee) are  required by law to provide  us (as payer) with your  correct
                                                TIN(s)  or SSN(s). Accounts that have a missing or incorrect TIN(s) or SSN(s) will be subject to  backup withholding at  a 31% rate  on dividends, distributions  and other  payments. If you have  not provided us with  your correct TIN(s) or SSN(s), you may be  subject to  a $50  penalty imposed  by the  Internal Revenue  Service.
                                                Backup  withholding is not an additional tax; the tax liability of persons subject to backup  withholding  will  be  reduced  by  the  amount  of  tax  withheld.  If withholding  results  in  an  overpayment  of taxes,  a  refund  may  be obtained.
                                                You may  be notified  that you  are subject  to backup  withholding under  Section
                                                3406(a)(1)(C) of the Internal Revenue Code because you have underreported interest or  dividends or you  were required to, but  failed to, file  a return which would have included a reportable interest or dividend payment.

  D)  PORTFOLIO AND                             For Purchase of the following
      CLASS SECTION                             Portfolio:                      / / Class A Shares $  / / Class B Shares $
      (Class A shares minimum $500,000 for      European Real Estate Portfolio  / / Class A Shares $  / / Class B Shares $
      each Portfolio and Class B shares         Asian Real Estate Portfolio
      minimum $100,000 for each Portfolio).
      Please indicate name of Portfolio, class
      and amount.
                                                                                Total Initial Investment $

  E)  METHOD OF
      INVESTMENT
      Please indicate portfolio, manner of
      payment.

Payment by:

/ / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

/ / Exchange $ From                                                                           -- - - - - - - - - - -- - -
                                                      Name of Portfolio             Account No.
/ / Account previously established by:  / / Phone exchange  / / Wire on                       -- - - - - - - - - - -- - -
                                                                                            Account No.               (Check
                                                                                      (Previously assigned by the Fund)     Digit)
                                                                            Date

  F)  DISTRIBUTION                              Income dividends and capital gains distributions (if any) to
      OPTION                                    be reinvested in additional shares unless either box below is checked.
                                                / / Income dividends to be paid in cash, capital gains
                                                distributions (if any) in shares.
                                                / / Income dividends and capital gains distributions (if
                                                any) to be paid in cash.

  G)  TELEPHONE                       / / I/we hereby authorize the Fund and
      REDEMPTION                      its agents to honor any telephone
      AND EXCHANGE                    requests to wire redemption proceeds to
      OPTION                          the commercial bank indicated at right
      Please select at time of        and/or mail redemption proceeds to the
      initial application if you      name and address in which my/our fund
      wish to redeem or exchange      account is registered if such requests
      shares by telephone. A          are believed to be authentic.
      SIGNATURE GUARANTEE IS          The Fund and the Fund's Transfer Agent
      REQUIRED IF BANK ACCOUNT IS     will employ reasonable procedures to
      NOT REGISTERED IDENTICALLY TO   confirm that instructions communicated
      YOUR FUND ACCOUNT.              by telephone are genuine. These
      TELEPHONE REQUESTS FOR          procedures include requiring the
      REDEMPTIONS OR EXCHANGE WILL    investor to provide certain personal
      NOT BE HONORED UNLESS THE BOX   identification information at the time
      IS CHECKED.                     an account is opened and prior to
                                      effecting each transaction requested by
                                      telephone. In addition, all telephone
                                      transaction requests will be recorded
                                      and investors may be required to provide
                                      additional telecopied written
                                      instructions of transaction requests.
                                      Neither the Fund nor the Transfer Agent
                                      will be responsible for any loss,
                                      liability, cost or expense for following
                                      instructions received by telephone that
                                      it reasonably believes to be genuine.

  G)
      Name of COMMERCIAL Bank (Not Savings Bank)
      Bank Account No.
                                                   Bank ABA No.
      Name(s) in which your Bank Account is Established
      Bank's Street Address
      City                           State                           Zip

  H)  INTERESTED PARTY
      OPTION                                                                                      Name
      In addition to the
      account statement sent to
      my/our registered                                                                          Address
      address, I/we hereby
      authorize the Fund to      City         State         Zip Code
      mail duplicate statements
      to the name and address
      provided at right.

  I)  DEALER
      INFORMATION
                                                Representative Name                        Representative
                                                No.                            Branch
                                                No.

  J)  SIGNATURE OF
      ALL HOLDERS
      AND TAXPAYER
      CERTIFICATION
      Sign Here ,

The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan Stanley Institutional Fund, Inc. and agree to be bound by its terms.
  BY SIGNING THIS APPLICATION, I/WE HEREBY CERTIFY UNDER PENALTIES OF PERJURY THAT THE INFORMATION ON THIS APPLICATION  IS
COMPLETE AND CORRECT AND THAT AS REQUIRED BY FEDERAL LAW (PLEASE CHECK APPLICABLE BOXES BELOW):
/ / U.S. CITIZEN(S)/TAXPAYER(S):
       /  / I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ABOVE ON  THIS FORM IS/ARE THE CORRECT SSN(S) OR TIN(S) AND (2) I/WE
           ARE NOT SUBJECT TO ANY BACKUP WITHHOLDING EITHER BECAUSE (A) I/WE ARE EXEMPT FROM BACKUP WITHHOLDING; (B)  I/WE
           HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE ("IRS") THAT I/WE ARE SUBJECT TO BACKUP WITHHOLDING AS A
           RESULT  OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE IRS HAS NOTIFIED ME/US THAT I AM/WE ARE NO
           LONGER SUBJECT TO BACKUP WITHHOLDING.
       / / IF NO TIN(S) OR SSN(S) HAS/HAVE BEEN PROVIDED ABOVE,  I/WE HAVE APPLIED, OR INTEND TO APPLY, TO THE IRS OR  THE
           SOCIAL SECURITY ADMINISTRATION FOR A TIN OR A SSN AND I/WE UNDERSTAND THAT IF I/WE DO NOT PROVIDE EITHER NUMBER
           TO CHASE GLOBAL FUNDS SERVICES COMPANY ("CGFSC") WITHIN 60 DAYS OF THE DATE OF THIS APPLICATION OR IF I/WE FAIL
           TO  FURNISH MY/OUR CORRECT SSN(S) OR TIN(S),  I/WE MAY BE SUBJECT TO A  PENALTY AND A 31% BACKUP WITHHOLDING ON
           DISTRIBUTIONS AND REDEMPTION PROCEEDS.  (PLEASE PROVIDE EITHER NUMBER  ON IRS FORM W-9).  YOU MAY REQUEST  SUCH
           FORM BY CALLING CGFSC AT 800-282-4404.
/ / NON-U.S. CITIZEN(S)/TAXPAYER(S)
  UNDER  PENALTIES OF  PERJURY, I/WE CERTIFY  THAT I/WE  ARE NOT U.S.  CITIZENS OR  RESIDENTS AND I/WE  ARE EXEMPT FOREIGN
PERSONS AS DEFINED BY THE INTERNAL REVENUE SERVICE.

THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS
REQUIRED TO AVOID BACKUP WITHHOLDING.

(X)                                                           (X)
Signature                                                     Date Signature (if joint account, both must sign)   Date

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

  NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION IN SUCH JURISDICTION.

                           --------------------------

                               TABLE OF CONTENTS

                                                    PAGE
                                                    ----
Fund Expenses.....................................    2
Prospectus Summary................................    4
Investment Objectives and Policies................    8
Additional Investment Information.................    9
Investment Limitations............................   17
Management of the Fund............................   17
Purchase of Shares................................   19
Redemption of Shares..............................   24
Shareholder Services..............................   26
Valuation of Shares...............................   27
Performance Information...........................   28
Dividends and Capital Gains Distributions.........   28
Taxes.............................................   28
Portfolio Transactions............................   31
General Information...............................   31
Account Registration Form

                         EUROPEAN REAL ESTATE PORTFOLIO
                          ASIAN REAL ESTATE PORTFOLIO
                               PORTFOLIOS OF THE
                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.

                                  Common Stock
                               ($.001 PAR VALUE)

                                 -------------
                                   PROSPECTUS
                                 -------------

                               Investment Adviser
                                 Morgan Stanley
                             Asset Management Inc.

                                  Distributor
                              Morgan Stanley & Co.
                                  Incorporated

                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.
                      P.O. BOX 2798, BOSTON, MA 02208-2798

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                      STATEMENT OF ADDITIONAL INFORMATION

    Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load, open-end management investment company with diversified and non-diversified series ("Portfolios"). The Fund currently consists of thirty-two portfolios advised by Morgan Stanley Asset Management Inc. (the "Adviser") representing a broad range of investment choices. The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. This Statement of Additional Information relates to the Asian Real Estate and European Real Estate Portfolios (each, a "Portfolio" and together, the "Portfolios"). Each Portfolio offers two classes of shares, the Class A shares and the Class B shares. The Class A shares and the Class B shares currently offered by each Portfolio have different minimum investment requirements and fund expenses. Shares of each portfolio are offered with no sales charge or exchange or redemption fee (except that the International Small Cap Portfolio may impose a transaction fee).

    This Statement is not a prospectus but should be read in conjunction with the prospectus of the Portfolios (the "Prospectus"). To obtain the Prospectus, please call the Morgan Stanley Institutional Fund, Inc. Services Group at 1-800-548-7786.
                                 --------------

                               TABLE OF CONTENTS

                                        PAGE
                                        ----
INVESTMENT OBJECTIVES AND POLICIES......   2
TAXES...................................  12
GENERAL REGULATED INVESTMENT COMPANY
  QUALIFICATIONS........................  12
GENERAL TAX TREATMENT OF QUALIFYING RICS
  AND SHAREHOLDERS......................  13
SPECIAL TAX CONSIDERATIONS RELATING TO
  FOREIGN INVESTMENTS...................  14
TAXES AND FOREIGN SHAREHOLDERS..........  15
PURCHASE OF SHARES......................  15
REDEMPTION OF SHARES....................  15
SHAREHOLDER SERVICES....................  16
INVESTMENT LIMITATIONS..................  16
DETERMINING MATURITIES OF CERTAIN
  INSTRUMENTS...........................  17
MANAGEMENT OF THE FUND..................  18
PERFORMANCE INFORMATION.................  21
GENERAL INFORMATION.....................  27
DESCRIPTION OF RATINGS..................  27
FINANCIAL STATEMENTS....................  28

STATEMENT OF ADDITIONAL INFORMATION DATED           , 1997

    Prospectus for the Asian Real Estate Portfolio and European Real Estate
    Portfolio, dated           , 1997.

                       INVESTMENT OBJECTIVES AND POLICIES

    The following policies supplement the investment objectives and policies set forth in the Portfolios' Prospectus:

EMERGING COUNTRY EQUITY AND DEBT SECURITIES

    GENERAL. Each of the Portfolios' definition of emerging country equity or debt securities includes securities of companies that may have characteristics and business relationships common to companies in a country or countries other than an emerging country. As a result, the value of the securities of such companies may reflect economic and market forces applicable to other countries, as well as to an emerging country. The Adviser believes, however, that investment in such companies will be appropriate because the Portfolios will invest only in those companies which, in the Adviser's view, have sufficiently strong exposure to economic and market forces in an emerging country that their value will tend to reflect developments in such emerging country to a greater extent than developments in another country or countries. For example, the Portfolios may invest in companies organized and located in countries other than an emerging country, including companies having their entire production facilities outside of an emerging country, when securities of such companies meet one or more elements of the Portfolios' definition of an emerging country equity or debt security and so long as the Adviser believes at the time of investment that the value of the company's securities principally reflects conditions in such emerging country.

FOREIGN CURRENCY FORWARD CONTRACTS

    The U.S. dollar value of the assets of the Portfolios may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Portfolios may incur costs in connection with conversions between various currencies. The Portfolios will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A foreign currency forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for such trades.

    The Portfolios may enter into foreign currency forward contracts in several circumstances. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

    Additionally, when a Portfolio anticipates that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of such Portfolio's securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. None of the Portfolios intend to enter into such forward contracts to protect the value of portfolio securities on a continuous basis. The Portfolios will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate such Portfolio to deliver an amount of foreign currency in excess of the value of such Portfolio's securities or other assets denominated in that currency.

    Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the management of the Fund believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the performance of each Portfolio will thereby be served. Except under circumstances where a segregated account is not required under the 1940 Act or the rules adopted thereunder, the Fund's Custodian will place cash or liquid securities into a segregated account of a Portfolio in an amount equal to the value of such Portfolio's total assets committed to the consummation of forward currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will be equal to the amount of such Portfolio's commitments with respect to such contracts.

    The Portfolios generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

    It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that such Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

    If a Portfolio retains the portfolio security and engages in an offsetting transaction, such Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between a Portfolio entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, such Portfolio would suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

    The Portfolios are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase. For a discussion of the special risks associated with foreign currency transactions, see "Risks Associated with Foreign Currency Transactions," below in this SAI.

RISKS ASSOCIATED WITH FOREIGN CURRENCY TRANSACTIONS

    Transactions in foreign currency forward contracts, foreign currency futures contracts and options thereon, and options on foreign currencies, are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by the Portfolios permitted to engage in such hedging transactions. In addition, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

    Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying forward contracts, futures contracts and options. As a result, the available information on which a Portfolio's trading systems will be based may not be as complete as the comparable data on which such Portfolio makes investment and trading decisions in connection with securities and other transactions. Moreover, because the foreign currency market is a global, twenty-four hour market, events could occur on that market which will not be reflected in the forward, futures or options markets until the following day, thereby preventing a Portfolio from responding to such events in a timely manner.

    Settlement of over-the-counter ("OTC") forward contracts or the exercise of foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires parties to such contracts to accept or make delivery of such currencies in conformity with any U.S. or foreign restrictions and regulations regarding the maintenance of foreign banking relationships, fees, taxes or other charges.

    Unlike currency futures contracts and exchange-traded options, OTC options on foreign currencies and foreign currency forward contracts are not traded on contract markets or national securities exchanges regulated by the Commodity Futures Trading Commission ("CFTC") or the Securities and Exchange Commission (the "Commission"), respectively. In an OTC trading environment, many of the protections associated with transactions on exchanges will not be available.

    For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer could lose amounts substantially in excess of its initial investment due to the margin and collateral requirements associated with such option positions. Similarly, there is no limit on the amount of potential losses on forward contracts to which a Portfolio is a party.

    In addition, OTC transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of a Portfolio's position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with such Portfolio. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of OTC contracts, and a Portfolio may be unable to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. This in turn could limit a Portfolio's ability to realize profits or to reduce losses on open positions and could result in greater losses.

    Furthermore, OTC transactions are not backed by the guarantee of an exchange's clearing corporation. A Portfolio will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. One or more of such institutions also may decide to discontinue its role as market-maker in a particular currency, thereby restricting a Portfolio's ability to enter into desired hedging transactions. A Portfolio will enter into OTC transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser.

    OTC options on foreign currencies are within the exclusive regulatory jurisdiction of the CFTC. The CFTC currently permits the trading of such options, but only subject to a number of conditions regarding the commercial purpose of the purchaser of such options. The Portfolios are not able to determine at this time whether or to what extent the CFTC may impose additional restrictions on the trading of over-the-counter options on foreign currencies at some point in the future, or the effect that any restrictions may have on the hedging strategies to be implemented by the Portfolios. Forward contracts and currency swaps are not presently subject to regulation by the CFTC, although the CFTC may in the future assert or be granted authority to regulate such instruments. In such event, a Portfolio's ability to utilize forward contracts and currency swaps in the manner set forth above and in the Prospectus could be restricted.

    Options on foreign currencies traded on a national securities exchange are within the jurisdiction of the Commission, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency options positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

    The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effect of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures for exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

FOREIGN INVESTMENTS

    The Portfolios will invest in securities of foreign issuers. Investors should recognize that investing in such foreign securities involves certain special considerations which are not typically associated with investing in U.S. issuers. For a description of the effect on the Portfolios of currency exchange rate fluctuation, see "Foreign Currency Forward Contracts" above. As foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards and may have policies that are not comparable to those of domestic issuers, there may be less information available about certain foreign companies than about domestic issuers. Securities of some foreign issuers are generally less liquid and more volatile than securities of comparable domestic issuers. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Foreign securities not listed on a recognized domestic or foreign exchange are regarded as not readily marketable and therefore such investments will be limited to 15% of a Portfolio's net asset value at the time of purchase.

    Although the Portfolios will endeavor to achieve the most favorable execution costs in their portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.

    Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. [It is expected that a Portfolio or its shareholders would be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes.]

FUTURES CONTRACTS

    The Portfolios may enter into futures contracts and options on futures contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts, which are standardized as to maturity date and underlying financial instrument, are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the CFTC.

    Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities or currencies, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

    Futures contracts on securities indices or other indices do not require the physical delivery of securities, but merely provide for profits and losses resulting from changes in the market value of a contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures position is simply closed out. Changes in the market value of a particular futures contract reflect changes in the level of the index on which the futures contract is based.

    Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold for prices that may range upward from less than 5% of the value of the contract being traded.

    After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of an additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Portfolios expect to earn interest income on their margin deposits. With respect to each long position in a futures contract or option thereon, the underlying commodity value of such contract will always be covered by cash and cash equivalents set aside plus accrued profits held at the futures commission merchant.

    Portfolios may purchase and write call and put options on futures contracts which are traded on a U.S. Exchange or on any recognized securities or futures exchange to the extent permitted by the CFTC and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

    The Portfolios will purchase and write options on futures contracts for identical purposes to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts.

    Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the underlying securities with futures contracts which they trade, and use futures contracts with the expectation of realizing profits from market fluctuations. The Portfolios intend to use futures contracts only for hedging purposes.

    Regulations of the CFTC applicable to the Portfolios require that all futures transactions constitute bona fide hedging transactions except that a Portfolio may engage in futures transactions that do not constitute bona fide hedging to the extent that not more than 5% of the liquidation value of a Portfolio's total assets are required as margin deposits or premiums for such transactions. The Portfolios will only sell futures contracts to protect securities owned against declines in price or purchase contracts to protect against an increase in the price of securities intended for purchase. As evidence of this hedging interest, the Portfolios expect that approximately 75% of their futures contracts will be "completed"; that is, equivalent amounts of related securities will have been purchased or are being purchased by the Portfolios upon sale of open futures contracts.

    Although techniques other than the sale and purchase of futures contracts could be used to control the Portfolios' exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Portfolios will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

    RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. None of the Portfolios will enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets. In addition, none of the Portfolios will enter into futures contracts to the extent that the notional value of its outstanding obligations to purchase securities under such contracts, in combination with its outstanding obligations with respect to options transactions (including options to purchase securities or instruments) would exceed 33 1/3% of its total assets.

    RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contracts at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Portfolios would continue to be required to make daily cash payments to maintain their required margin. In such situations, if a Portfolio has insufficient cash, it may have to sell portfolio securities to meet its daily margin requirement at a time when it may be disadvantageous to do so. In addition, a Portfolio may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Portfolio's ability to effectively hedge.

    The Portfolios will minimize the risk that they will be unable to close out a futures contract by generally entering into futures which are traded on recognized international or national futures exchanges and for which there appears to be a liquid secondary market, however, the Portfolios may enter into over-the-counter futures transactions to the extent permitted by applicable law.

    The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if, at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Portfolios engage in futures strategies only for hedging purposes, the Adviser does not believe that the Portfolios are subject to the risks of loss frequently associated with futures transactions. A Portfolio would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying security or currency and sold it after the decline.

    Utilization of futures transactions by the Portfolios does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities or currencies being hedged. It is also possible that a Portfolio could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has an open position in a futures contract or related option.

    Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. For a discussion of the special risks associated with foreign currency transactions, see "Risks Associated with Foreign Currency Transactions" in this SAI.

[MORTGAGE-BACKED SECURITIES

    Mortgage-Backed Securities are securities that, directly or indirectly, represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-backed securities include collateralized mortgage obligations, pass-through securities issued or guaranteed by agencies or instrumentalities of the U.S. government or by private sector entities.

    COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized mortgage obligations ("CMOs") are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. government or by private originators or investors in mortgage loans. They are backed by Mortgage Pass-Through Securities (discussed below) or whole loans (all such assets, the "Mortgage Assets") and are evidenced by a series of bonds or certificates issued in multiple classes or "tranches." The principal and interest on the underlying Mortgage Assets may be allocated among the several classes of a series of CMOs in many ways.

    CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. CMOs that are issued by private sector entities and are backed by assets lacking a guarantee of an entity having the credit status of a governmental agency or instrumentality are generally structured with one or more types of credit enhancement as described below. An issuer of CMOs may elect to be treated, for federal income tax purposes, as a Real Estate Mortgage Investment Conduit (a "REMIC"). An issuer of CMOs issued after 1991 must elect to be treated as a REMIC or it will be taxable as a corporation under rules regarding taxable mortgage pools.

    In a CMO, a series of bonds or certificates are issued in multiple classes. Each tranche may be issued with a specific fixed or floating coupon rate and has a stated maturity or final scheduled distribution date. Principal prepayments on the underlying Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final scheduled distribution dates. Interest is paid or accrues on CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. The general goal in allocating cash flows on Mortgage Assets to the various classes of a CMO is to create certain tranches on which the expected cash flows have a higher degree of predictability than the underlying Mortgage Assets. As a general matter, the more predictable the cash flow is on a particular CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on Mortgage Assets. As part of the process of creating more predictable cash flows on certain tranches of a CMO, one or more tranches generally must be created that absorb most of the changes in the cash flows on the underlying Mortgage Assets. The yields on these tranches are generally higher than prevailing market yields on Mortgage-Backed Securities with similar average lives. Because of the uncertainty of the cash flows on these tranches, the market prices of and yields on these tranches are more volatile.

    Included within the category of CMOs are PAC Bonds. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

    MORTGAGE PASS-THROUGH SECURITIES. Mortgage pass-through securities in which the Mortgage-Backed Securities Portfolio may invest include pass-through securities issued or guaranteed by agencies or instrumentalities of the U.S. government or by private sector entities. Mortgage pass-through securities issued or guaranteed by private sector originators of or investors in mortgage loans and are structured similarly to governmental pass-through securities. Because private pass-throughs typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality, they are generally structured with one or more types of credit enhancement described below. Federal National Mortgage Association ("FNMA" or "Fannie Mae") and Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac") obligations are not backed by the full faith and credit of the U.S. government as Government National Mortgage Association ("GNMA" or "Ginnie Mae") certificates are, but FNMA and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. Each of GNMA, FNMA and FHLMC guarantees timely distributions of interest to certificate holders. Each of GNMA and FNMA also guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues Mortgage-Backed Securities (FHLMC Gold Pcs) which also guarantee timely payment of monthly principal reductions. REFCORP obligations are backed, as to principal payments, by zero coupon U.S. Treasury bonds, and as to interest payment, ultimately by the U.S. Treasury. Obligations issued by such U.S. governmental agencies and instrumentalities are described more fully below.

    GINNIE MAE CERTIFICATES. Ginnie Mae is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Department of Veterans Affairs under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the United States government is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, Ginnie Mae is authorized to borrow from the U.S. Treasury with no limitations as to amount.

    Each Ginnie Mae Certificate will represent a pro rata interest in one or more of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multi-family residential properties under construction; (vi) mortgage loans on completed multi-family projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodical changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one- to four-family housing units.

    FANNIE MAE CERTIFICATES. Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. The obligations of Fannie Mae are not backed by the full faith and credit of the U.S. government.

    Each Fannie Mae Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate and adjustable mortgage loans secured by multi-family projects.

    FREDDIE MAC CERTIFICATES. Freddie Mac is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act"). The obligations of Freddie Mac are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. government.

    Freddie Mac Certificates represent a pro rata interest in a group of mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac. The mortgage loans underlying the Freddie Mac Certificates will consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one- to four-family residential properties or multi-family projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

    CREDIT ENHANCEMENT. Mortgage-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection generally refers to the provision of advances, typically by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties (referred to herein as "third party credit support"), through various means of structuring the transaction or through a combination of such approaches. The Mortgage-Backed Securities Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price the Portfolio pays for a security.

    The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

    Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with defaults on the underlying assets being borne first by the holders of the most subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each security is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.]

OPTIONS TRANSACTIONS

    GENERAL INFORMATION. The Portfolios may purchase and sell options on portfolio securities and securities indices. Additional information with respect to option transactions is set forth below. Call and put options on equity securities are listed on various U.S. and foreign securities exchanges ("listed options") and are written in over-the-counter transactions ("OTC Options").

    Listed options are issued or guaranteed by the exchange on which they trade or by a clearing corporation, such as Options Clearing Corporation ("OCC") in the United States. Ownership of a listed call option gives the fund the right to buy from the clearing corporation or exchange, the underlying security covered by the option at the state exercise price (the price per unit of the underlying security or currency) by filing an exercise notice prior to the expiration date of the option. The writer (seller) of the option would then have the obligation to sell to the clearing corporation or exchange, the underlying security or currency at that exercise price prior to the expiration date of the option, regardless of the current market price. Ownership of listed put option would give the Portfolio the right to sell the underlying security or currency to the clearing corporation or exchange at the state exercise price. Upon notice of exercise of the put option, the writer of the option would have the obligation to purchase the underlying security from the clearing corporation or exchange at the exercise price.

    OTC options are purchased from or sold (written) to dealers of financial institutions which have entered into direct agreements with the Portfolio. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Portfolio and the transactions dealer, without the intermediation of a third party such as a clearing corporation or exchange. If the transacting dealer fails to make or take delivery of the securities underlying an option it has written, in accordance with the terms of that option, the Portfolio would lose the premium paid for the option as well as any anticipated benefit of the transaction.

    COVERED CALL WRITING. Each of the Portfolios may write (i.e., sell) covered call options on portfolio securities. By doing so, the Portfolio would become obligated during the terms of the option to deliver the securities underlying the option should the option holder choose to exercise the option before the option's termination date. In return for the call it has written, the Portfolio will receive from the purchaser (or option holder) a premium which is the price of the option, less a commission charged by a broker. The Portfolio will keep the premium regardless of whether the option is exercised. A call option is "covered" if the Portfolio owns the security underlying the option it has written or has an absolute or immediate right to acquire the security by holding a call option on such security, or maintains a sufficient amount of cash, cash equivalents or liquid securities to purchase the underlying security. When the Portfolio writes covered call options, it augments its income by the premiums received and is thereby hedged to the extent of that amount against a decline in the price of the underlying securities and the premiums received will offset a portion of the potential loss incurred by the Portfolio if the securities underlying the options are ultimately sold by the Portfolio at a loss. However, during the option period, the Portfolio has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. The size of premiums will fluctuate with varying market conditions.

    COVERED PUT WRITING. Each of the Portfolios may write covered put options on portfolio securities. By doing so, the Portfolio incurs an obligation to buy the security underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election (certain listed and OTC options written by the Portfolio will be exercisable by the purchaser only on a specific date). Generally, a put option is "covered" if the Portfolio maintains cash or other liquid securities equal to the exercise price of the option or if the Portfolio holds a put option on the same underlying security with a similar or higher exercise price.

    Each of the Portfolios may write put options to receive the premiums paid by purchasers; when the Adviser (and also the Sub-Adviser with respect to the Gold Portfolio) wishes to purchase the security underlying the option at a price lower than its current market price, in which case it will write the covered put at an exercise price reflecting the lower purchase price sought; and to close out long put option positions.

    PURCHASE OF PUT AND CALL OPTIONS. When the Portfolio purchases a call option it acquires the right to purchase a designated security at a designated price (the "exercise price"), and when the Portfolio purchases a put option it acquires the right to sell a designated security at the exercise price, in each case on or before a specified date (the "termination date"), usually no more than nine months from the date the option is issued.

    The Portfolio may purchase call options to close out a covered call position or to protect against an increase in the price of a security it anticipates purchasing. The Portfolio may purchase put options on securities which it holds in its portfolio only to protect itself against a decline in the value of the security. If the value of the underlying security were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Portfolio would incur no additional loss. The Portfolio may also purchase put options to close out written put positions in a manner similar to call option closing purchase transactions.

    The amount the Portfolio pays to purchase an option is called a "premium", and the risk assumed by the Portfolio when it purchases an option is the loss of this premium. Because the price of an option tends to move with that of its underlying security, if the Portfolio is to make a profit, the price of the underlying security must change and the change must be sufficient to cover the premium and commissions paid. A price change in the security underlying the option does not assure a profit since prices in the options market may not always reflect such a change.

    OPTIONS ON SECURITIES INDICES. The Portfolios may purchase and write put and call options on securities indices and enter into related closing transactions in order to hedge against the risk of market price fluctuations or to increase income to the Portfolio.

    Call and put options on indices are similar to options on securities except that, rather than the right to purchase or sell particular securities at a specified price, options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally (or in a particular industry or segment of the market) rather than the price movements in individual securities.

    All options written on indices must be covered. When the Portfolio writes an option on an index, it will establish a segregated account containing cash or liquid securities with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

    The Portfolio may choose to terminate an option position by entering into a closing transaction. The ability of the Portfolio to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

    OPTIONS ON CURRENCIES. The Portfolios may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage the Portfolio's exposure to changes in dollar exchange rates. Call options on foreign currency written by the Portfolio will be "covered," which means that the Portfolio will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by the Portfolio, the Portfolio will establish a segregated account with the Fund's Custodian consisting of cash or liquid securities in an amount equal to the amount the Portfolio would be required to pay upon exercise of the put.

    RISK FACTORS IN OPTIONS TRANSACTIONS. The use of options also involves additional risks. Compared to the purchase or sale of futures contracts, the purchase of call or put options involves less potential risk to a Portfolio because the maximum amount of risk is the premium paid for the option. The writing of a call option generates a premium which may partially offset a decline in the value of a Portfolio's portfolio assets. By writing a call option, the Portfolio becomes obligated to sell the underlying instrument, which may have a value higher than the exercise price. Conversely, the writing of a put option generates a premium, but the Portfolio becomes obligated to purchase the underlying instrument, which may have a value lower than the exercise price. Thus, the loss incurred by a Portfolio in writing options may exceed the amount of the premium received.

    The effective use of options strategies is dependent, among other things, on a Portfolio's ability to terminate options positions at a time when the portfolio manager deems it desirable to do so. Although a Portfolio will enter into options positions only if the portfolio manager believes that a liquid secondary market exists for such options, there is no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price.

    A Portfolio's purchase or sale of put or call options will be based upon predictions as to anticipated market trends and/or interest rate movements by the portfolio manager, which could prove to be inaccurate. Even if the expectations of the portfolio manager are correct, there may be an imperfect correlation between the change in the value of the options and of the Portfolio's portfolio securities.

    The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option; the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security at the exercise price which will usually exceed the then market value of the underlying security.

    The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

    Effecting a closing transaction in the case of a written call option will permit the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both, in the case of a written put option, will permit the Portfolio to write another put option to the extent that the exercise price thereof is secured by depositing liquid assets. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Portfolio investments. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

    A Portfolio will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Portfolio will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

    An options position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might be possible to effect a closing transaction in particular options with the result that the Portfolio would have to exercise the options in order to realize any profit. If the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market include the following: (1) there may be insufficient trading interest in certain options,
(2) restrictions may be imposed by an exchange on opening transactions or closing transactions, or both, (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (4) unusual or unforeseen circumstances may interrupt normal operation on an exchange, (5) the facilities of an exchange or OCC may not at all times be adequate to handle current trading volume, or (6) one or more exchange could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

    The Portfolios may purchase put options to hedge against a decline in the value of their portfolios. By using put options in this way, the Portfolios will reduce any profit they might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

    The Portfolios may purchase call options to hedge against an increase in the price of securities that the Portfolios anticipate purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless.

    Options may also be traded OTC ("OTC Options"). In an OTC trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. The Portfolios may purchase or write OTC Options deemed creditworthy by the Adviser. OTC Options are illiquid and it may not be possible for the Portfolios to dispose of such options they have purchased or terminate their obligations under an option they have written at a time when the Adviser and portfolio manager believe it would be advantageous to do so. Accordingly, OTC Options are subject to the Portfolios' limitation that a maximum of 15% of its net assets be invested in illiquid securities. In the event of the bankruptcy of the writer of an OTC Option, the Portfolios could experience a loss of all or part of the value of the option.

    For a discussion regarding the special risks of foreign currency options, see "Risks Associated with Foreign Currency Transactions," in this SAI.

PORTFOLIO TURNOVER

    The portfolio turnover rate for a year is the lesser of the value of the purchases or sales for the year divided by the average monthly market value of the Portfolio for the year, excluding U.S. Government securities and securities with maturities of one year or less. The portfolio turnover rate for a year is calculated by dividing the lesser of sales or the average monthly value of the Portfolio's portfolio purchases of portfolio securities during that year by securities, excluding money market instruments. The rate of portfolio turnover will not be a limiting factor when a Portfolio deems it appropriate to purchase or sell securities. However, the U.S. federal tax requirement that the Portfolio derive less than 30% of its gross income from the sale or disposition of securities held less than three months may limit the Portfolio's ability to dispose of its securities. See "Taxes."

SECURITIES LENDING

    Each Portfolio may lend its investment securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. Each Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act, or the Rules and Regulations or interpretations of the Commission thereunder, which currently require that (a) the borrower pledge and maintain with the portfolio collateral consisting of cash, an irrevocable letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the United States Government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time, and (d) the Portfolio receive reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Directors of the Fund.

    At the present time, the staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Board of Directors. In addition, voting rights may pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

U.S. GOVERNMENT SECURITIES

    The term "U.S. Government securities" refers to a variety of securities which are issued or guaranteed by the U.S. Government, and by various instrumentalities which have been established or sponsored by the U.S. Government.

    U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by Federal agencies and U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain agencies and instrumentalities, such as the GNMA, are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and FNMA, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. However, the U.S. Treasury has no lawful obligation to assume the financial liabilities of these agencies or others. Finally, other agencies and instrumentalities, such as the Farm Credit System and the FHLMC, are federally chartered institutions under Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. Government.

    Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home
Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority.

    An instrumentality of the U.S. Government is a Government agency organized under Federal charter with Government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Immediate Credit Banks, and the FNMA.

                                     TAXES

    The following is only a summary of certain additional federal tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's Prospectuses is not intended as a substitute for careful tax planning.

    The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

    Each Portfolio within the Fund is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Portfolio separately, rather than to the Fund as a whole.

              GENERAL REGULATED INVESTMENT COMPANY QUALIFICATIONS

    Each Portfolio intends to qualify and elect to be treated for each taxable year as a regulated investment company ("RIC") under Subchapter M of the Code. Accordingly, each Portfolio must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, certain gains from options, futures and forward contracts; (b) derive less than 30% of its gross income each taxable year from the sale or other disposition of the following items if held less than three months (A) stock or securities, (B) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies), and (C) foreign currencies (or options, futures, or forward contracts on foreign currencies) that are not directly related to the Portfolio's principal business of investing in stocks or securities (or options or futures with respect to stock or securities) (the "short-short test"); and (c) diversify its holdings so that, at the end of each fiscal quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's total assets is represented by cash and cash items, United States Government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Portfolio's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than United States Government securities or securities of other RICs) of any one issuer or two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or business. For purposes of the 90% of gross income requirement described above, foreign currency gains which are not directly related to a Portfolio's principal business of investing in stock or securities (or options or futures with respect to stock or securities) may be excluded from income that qualifies under the 90% requirement.

    In addition to the requirements described above, in order to qualify as a RIC, a Portfolio must distribute at least 90% of its net investment income (which generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax-exempt interest income, for each tax year, if any, to its shareholders. If a Portfolio meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders.

    If a Portfolio fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gains distributions) will be taxable as ordinary income dividends to its shareholders to the extent of the Portfolio's current and accumulated earnings and profits, and will be eligible for the corporate dividends received deduction for corporate shareholders.

           GENERAL TAX TREATMENT OF QUALIFYING RICS AND SHAREHOLDERS

    Each Portfolio will decide whether to distribute or to retain all or part of any net capital gains (the excess of net long-term capital gains over net short-term capital losses) in any year for reinvestment. If any such gains are retained, the Portfolio will pay federal income tax thereon, and, if the Portfolio makes an election, the shareholders will include such undistributed gains in their income, will increase their basis in Portfolio shares by 65% of the amount included in their income and will be able to claim their share of the tax paid by the Portfolio as a refundable credit.

    A gain or loss realized by a shareholder on the sale, exchange or redemption of shares of a Portfolio held as a capital asset will be capital gain or loss, and such gain or loss will be long-term if the holding period for the shares exceeds one year, and otherwise will be short-term. Any loss realized on a sale, exchange or redemption of shares of a Portfolio will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held 6 months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares.

    The conversion of Class A shares to Class B shares should not be a taxable event to the shareholder.

    Each Portfolio will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short-and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

    Each Portfolio is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to shareholders who have not certified on the Account Registration Form or on a separate form supplied by the Portfolio, that the Social Security or Taxpayer Identification Number provided is correct and that the shareholder is exempt from backup withholding or is not currently subject to backup withholding.

    A Section 1256 position held by a Fund will generally be marked-to-market (i.e. treated as if it were sold for fair market value) on the last business day of a Fund's fiscal year, and all gain or loss associated with fiscal year transactions and mark-to-market positions at fiscal year end (except certain currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within a Fund. The acceleration of income on Section 1256 positions may require a Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, a Fund may be required to dispose of portfolio securities that they otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares. In these ways, any or all of these rules may affect the amount, character and timing of income earned and in turn distributed to shareholders by a Fund.

    As discussed above, in order for each Portfolio to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from certain qualifying income, including dividends, interest, income derived from loans of securities, and gains from the sale or other disposition of stock, securities or foreign currencies, or other related income, including gains from options, futures and forward contracts, derived with respect to its business of investing in stock, securities or currencies. Any net gain realized from the closing out of futures contracts will therefore generally be qualifying income for purposes of the 90% requirement. Qualification as a RIC also requires that less than 30% of a Portfolio's gross income be derived from the sale or other disposition of stock, securities, options, futures or forward contracts (including certain foreign currencies not directly related to the Fund's business of investing in stock or securities) held less than three months. In order to avoid realizing excessive gains on futures contracts held less than three months, the Portfolio may be required to defer the closing out of futures contracts beyond the time when it would otherwise be advantageous to do so.

    Short sales engaged in by a Portfolio may reduce the holding property held by a Portfolio which is substantially identical to the property sold short. This rule may make it more difficult for the Portfolio to satisfy the short-short test. This rule may also have the effect of converting capital gains recognized by the Portfolio from long-term to short-term as well as converting capital losses recognized by the Portfolio from short-term to long-term.

    SPECIAL RULES FOR CERTAIN FOREIGN CURRENCY TRANSACTIONS. In general, gains from foreign currencies and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies are currently considered to be qualifying income for purposes of determining whether the Fund qualifies as a regulated investment company. It is currently unclear, however, who will be treated as the issuer of certain foreign currency instruments or how foreign currency options, futures, or forward foreign currency contracts will be valued for purposes of the regulated investment company diversification requirements applicable to the Fund. The Fund may request a private letter ruling from the Internal Revenue Service on some or all of these issues.

    Under Code Section 988, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts", and from unlisted options will be treated as ordinary income or loss under Code Section 988. Also, certain foreign exchange gains or losses derived with respect to foreign fixed-income securities are also subject to Section 988 treatment. In general, therefore, Code Section 988 gains or losses will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain.

    If the Fund invests in an entity which is classified as a "passive foreign investment company" ("PFIC") for U.S. tax purposes, the application of certain technical tax provisions applying to such companies could result in the imposition of federal income tax with respect to such investments at the Fund level which could not be eliminated by distributions to shareholders. The U.S. Treasury issued proposed regulation section 1.1291-8 which establishes a mark-to-market regime which allows investment companies investing in PFIC's to avoid most, if not all, of the difficulties posed by the PFIC rules. In any event, it is not anticipated that any taxes on the Fund with respect to investments in PFIC's would be significant.

    A Fund's investment in options, swaps and related transactions, futures contracts and forward contracts, options on futures contracts and stock indices and certain other securities, including transactions involving actual or deemed short sales or foreign exchange gains or losses are subject to many complex and special tax rules. For example, over-the-counter options on debt securities and equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing a long-term or short-term capital gain or loss upon exercise, lapse or closing out of the option or sale of the underlying stock or security. By contrast, a Fund's treatment of certain other options, futures and forward contracts entered into by a Fund is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include listed options on debt securities, options on broad-based stock indexes, options on securities indexes, options on futures contracts, regulated futures contracts and certain foreign currency contracts and options thereon.

    When a Fund holds options or contracts which substantially diminish their risk of loss with respect to other positions (as might occur in some hedging transactions), this combination of positions could be treated as a "straddle" for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of Fund securities and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position which may reduce or eliminate the operation of these straddle rules.

           SPECIAL TAX CONSIDERATIONS RELATING TO FOREIGN INVESTMENTS

    Gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates that occur between the time a Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss to the Portfolio. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss to the Portfolio. These gains or losses increase or decrease the amount of a Portfolio's net investment income available to be distributed to its shareholders as ordinary income.

    It is expected that each Portfolio will be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, and a Portfolio may be subject to foreign income taxes with respect to other income. So long as more than 50% in value of a Portfolio's total assets at the close of the taxable year consists of stock or securities of foreign corporations, the Portfolio may elect to treat certain foreign income taxes imposed on it for U.S. federal income tax purposes as paid directly by its shareholders. A Portfolio will make such an election only if it deems it to be in the best interest of its shareholders and will notify shareholders in writing each year if it makes an election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If a Portfolio makes the election, shareholders will be required to include in income their proportionate shares of the amount of foreign income taxes treated as imposed on the Portfolio and will be entitled to claim either a credit (subject to the limitations discussed below) or, if they itemize deductions, a deduction, for their shares of the foreign income taxes in computing their federal income tax liability.

    Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to a number of complex limitations regarding the availability and utilization of the credit. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by a Portfolio. Shareholders are urged to consult their tax advisors regarding the application of these rules to their particular circumstances.

                         TAXES AND FOREIGN SHAREHOLDERS

    Taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation, or a foreign partnership ("Foreign Shareholder") depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

    If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, distributions of net investment income plus the excess of net short-term capital gains over net long-term capital losses will be subject to U.S. withholding tax at the rate of 30% (or such lower treaty rate as may be applicable) upon the gross amount of the dividend. Furthermore, Foreign Shareholders will generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Portfolio, distributions of net long-term capital gains, and amounts retained by the Fund which are designated as undistributed capital gains.

    If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, then distributions from the Portfolio and any gains realized upon the sale of shares of the Portfolio, will be subject to U.S. federal income tax at the rates applicable to U.S. citizens and residents or domestic corporations.

    The Portfolio may be required to withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless the Foreign Shareholder complies with Internal Revenue Service certification requirements.

    The tax consequences to a Foreign Shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described here. Furthermore, Foreign Shareholders are strongly urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Portfolio, including the potential application of the provisions of the Foreign Investment in Real Estate Property Tax Act of 1980, as amended.

                               PURCHASE OF SHARES

    The purchase price of the Class A shares and Class B shares of each Portfolio is the net asset value next determined after the order is received. For each Portfolio, an order received prior to the regular close of the New York Stock Exchange (the "NYSE") will be executed at the price computed on the date of receipt; and an order received after the regular close of the NYSE will be executed at the price computed on the next day the NYSE is open as long as the Fund's transfer agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day. Shares of the Fund may be purchased on any day the NYSE is open. The NYSE will be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    Each Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of a Portfolio's shares.

                              REDEMPTION OF SHARES

    Each Portfolio may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed, or trading on the NYSE is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

    No charge is made for redemptions. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Portfolio.

    To protect your account and the Fund from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Fund to verify the identity of the person who has authorized a redemption from your account. Signature guarantees are required in connection with: (1) all redemptions, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owner(s) and/or registered address; and (2) share transfer requests.

    A guarantor must be a bank, a trust company, a member firm of a domestic stock exchange, or a foreign branch of any of the foregoing. Notaries public are not acceptable guarantors.

    The signature guarantees must appear either: (1) on the written request for redemption; (2) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed; or (3) on all stock certificates tendered for redemption and, if shares held by the Fund are also being redeemed, on the letter or stock power.

                              SHAREHOLDER SERVICES

EXCHANGE FEATURES

    Shares of each Portfolio of the Fund may be exchanged for shares of any other available portfolio (other than the International Equity Portfolio, which is closed to new investors). In exchanging for shares of a portfolio with more than one class, the class of shares a shareholder receives in exchange will be determined in the same manner as any other purchase of shares and will not be based on the class of shares surrendered for the exchange. Consequently, the same minimum initial investment and minimum account size for determining the class of shares received in the exchange will apply.

    Any such exchange will be based on the respective net asset values of the shares involved. There is no sales commission or sales charge of any kind. Before making an exchange, a shareholder should consider the investment objectives of the portfolio to be purchased.

    Exchange requests may be made either by mail or telephone. Exchange requests by mail should be sent to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. Telephone exchanges will be accepted only if the certificates for the shares to be exchanged are held by the Fund for the account of the shareholder and the registration of the two accounts will be identical. Requests for exchanges received prior to 10:00 a.m. (Eastern Time) for the Municipal Money Market Portfolio, 11:00 a.m. (Eastern Time) for the Money Market Portfolio, and 4:00 p.m. (Eastern Time) for the remaining portfolios will be processed as of the close of business on the same day. Requests received after these times will be processed on the next business day. Exchanges may be subject to limitations as to amounts or frequency, and to other restrictions established by the Board of Directors to assure that such exchanges do not disadvantage the Fund and its shareholders.

    For federal income tax purposes, an exchange between portfolios is a taxable event for shareholders subject to tax, and, accordingly, a gain or loss may be realized. The exchange privilege may be modified or terminated by the Fund at any time upon 60-days notice to shareholders.

TRANSFER OF SHARES

    Shareholders may transfer shares of the Fund's portfolios to another person by making a written request to the Fund. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Redemption of Shares". As in the case of redemptions, the written request must be received in good order before any transfer can be made. Transferring shares may affect the eligibility of an account for a given class of the portfolio's shares and may result in involuntary conversion or redemption of such shares.

                             INVESTMENT LIMITATIONS

    Each Portfolio has adopted the following restrictions which are fundamental policies and may not be changed without the approval of the lesser of: (1) at least 67% of the voting securities of the Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio. Each Portfolio of the Fund will not:

     (1) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Portfolio from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities);

     (2) purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

     (3) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;

     (4) (i) purchase more than 10% of any class of the outstanding voting securities of any issuer and (ii) purchase securities of an issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if as a result, with respect to 75% of its total assets, more than 5% of the Portfolio's total assets, at market value, would be invested in the securities of such issuer;

     (5) issue senior securities and will not borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

     (6) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;

     (7) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, except that (i) each Portfolio may invest more than 25% of its total assets in the Asian and European real estate industries, respectively, as provided in the Prospectus; and

     (8) write or acquire options or interests in oil, gas or other mineral exploration or development programs.

    In addition, each current Portfolio of the Fund has adopted non-fundamental investment limitations as stated below and in their respective Prospectuses. Such limitations may be changed without shareholder approval. Each current Portfolio of the Fund will not:

     (1) purchase on margin or sell short, except (i) that each Portfolio may enter into option transactions and futures contracts to the extent described in its Prospectus, and (ii) as specified above in fundamental investment limitation number (1) above;

     (2) purchase or retain securities of an issuer if those Officers and Directors of the Fund or its investment adviser owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

     (3) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value;

     (4) invest for the purpose of exercising control over management of any company;

     (5) invest its assets in securities of any investment company, except as permitted by the 1940 Act or the rules, regulations, interpretations or orders of the SEC and its staff thereunder;

     [(6) except for the U.S. Real Estate Portfolio, invest in real estate limited partnership interests, and the U.S. Real Estate Portfolio may not invest in such interests that are not publicly traded;]

     (7) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitations as described in the respective Prospectuses) that are publicly distributed, and
(ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the Commission thereunder;

     (8) borrow money, except from banks for extraordinary or emergency purposes, and then only in amounts up to 10% of the value of the Portfolio's total assets, taken at cost at the time of borrowing, or purchase securities while borrowings exceed 5% of its total assets;

     (9) invest in fixed time deposits with a duration of over seven calendar days or invest in fixed time deposits with a duration of from two business days to seven calendar days if more than 10% of the Portfolio's total assets would be invested in these deposits.

    Each of the Portfolios will diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of the Portfolio's total assets is represented by cash (including cash items and receivables), U.S. Government securities, and other securities, with such other securities limited, in respect of any one issuer, for purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer; and
(ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities).

    With respect to fundamental investment limitation number (7), the Fund will determine industry concentration in accordance with the classifications of industries based on the Industry Numbers from the Standard Industrial Classification Manual as prepared by the Office of Management and Budget.

    The percentage limitations contained in these restrictions apply at the time of purchase of securities. Future Portfolios of the Fund may adopt different limitations.

                 DETERMINING MATURITIES OF CERTAIN INSTRUMENTS

    Generally, the maturity of a portfolio instrument shall be deemed to be the period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made. However, instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (1) a Government Obligation with a variable rate of interest readjusted no less frequently than annually may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate;
(c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or where no date is specified, but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

                             MANAGEMENT OF THE FUND

OFFICERS AND DIRECTORS

    The Fund's officers, under the supervision of the Board of Directors, manage the day-to-day operations of the Fund. The Directors set broad policies for the Fund and choose its officers. Two Directors and all of the officers of the Fund are directors, officers or employees of the Fund's adviser, distributor or administrative services provider. Directors and officers of the Fund are also directors and officers of some or all of the other investment companies managed, administered, advised or distributed by MSAM or its affiliates. The other Directors have no affiliation with the Fund's adviser, distributor or administrative services provider. A list of the Directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth below:

NAME, ADDRESS AND DATE OF BIRTH            POSITION WITH FUND    PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------------------------  ----------------------  --------------------------------------------------

Barton M. Biggs*                         Chairman and Director   Chairman and Director of Morgan Stanley Asset
 1221 Avenue of the Americas                                       Management Inc. and Morgan Stanley Asset
 New York, NY 10020                                                Management Limited; Managing Director of Morgan
 11/26/32                                                          Stanley & Co. Incorporated; Director of Morgan
                                                                   Stanley Group Inc.; Member of International
                                                                   Advisory Counsel of the Thailand Fund; Director
                                                                   of Rand McNally Company; Member of the Yale
                                                                   Development Board; Chairman and Director of 16
                                                                   U.S. registered investment companies managed by
                                                                   Morgan Stanley Asset Management Inc.

Michael F. Klein*                        Director and President  Principal of Morgan Stanley Asset Management Inc.;
 1221 Avenue of the Americas                                       President and Director of four investment
 New York, NY 10020                                                companies and Officer of various other
 12/12/58                                                          investment companies managed by Morgan Stanley
                                                                   Asset Management Inc. Previously practiced law
                                                                   with the New York firm of Rogers & Wells.

John D. Barrett, II                      Director                Chairman and Director of Barrett Associates, Inc.
 521 Fifth Avenue                                                  (investment counseling); Director of the
 New York, NY 10135                                                Ashforth Company (real estate); Director of the
 8/21/35                                                           Morgan Stanley Fund, Inc., PCS Cash Fund, Inc.
                                                                   and Morgan Stanley Universal Funds, Inc.

Gerard E. Jones                          Director                Partner in Richards & O'Neil LLP (law firm);
 43 Arch Street                                                    Director of the Morgan Stanley Fund, Inc., PCS
 Greenwich, CT 06830                                               Cash Fund, Inc. and Morgan Stanley Universal
 1/23/37                                                           Funds, Inc.

Andrew McNally IV                        Director                Chairman and Chief Executive Officer of Rand
 8255 North Central Park Avenue                                    McNally (publication); Director of Allendale
 Skokie, IL 60076                                                  Insurance Co., Mercury Finance (consumer
 11/11/39                                                          finance); Zenith Electronics, Hubbell, Inc.
                                                                   (industrial electronics); Director of the Morgan
                                                                   Stanley Fund, Inc., PCS Cash Fund, Inc. and
                                                                   Morgan Stanley Universal Funds, Inc.

Samuel T. Reeves                         Director                Chairman of the Board and CEO, Pinacle L.L.C.
 8211 North Fresno Street                                          (investment firm); Director, Pacific Gas and
 Fresno, CA 93720                                                  Electric and PG&E Enterprises (utilities);
 7/28/34                                                           Director of the Morgan Stanley Fund, Inc., PCS
                                                                   Cash Fund, Inc. and Morgan Stanley Universal
                                                                   Funds, Inc.

NAME, ADDRESS AND DATE OF BIRTH            POSITION WITH FUND    PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------------------------  ----------------------  --------------------------------------------------
Fergus Reid                              Director                Chairman and Chief Executive Officer of LumeLite
 85 Charles Colman Blvd                                            Corporation (injection molding firm); Trustee
 Pawling, NY 12564                                                 and Director of Vista Mutual Fund Group;
 8/12/32                                                           Director of the Morgan Stanley Fund, Inc., PCS
                                                                   Cash Fund, Inc. and Morgan Stanley Universal
                                                                   Funds, Inc.

Frederick O. Robertshaw                  Director                Of Counsel, Copple, Chamberlin Boehm, P.C.;
 2800 North Central Avenue                                         Formerly of Counsel, Bryan, Cave LLP; (law
 Phoenix, AZ 85004                                                 firms); Director of the Morgan Stanley Fund,
 1/24/34                                                           Inc., PCS Cash Fund, Inc. and Morgan Stanley
                                                                   Universal Funds, Inc.

James W. Grisham*                        Vice President          Principal of Morgan Stanley & Co. Incorporated and
 1221 Avenue of the Americas                                       of Morgan Stanley Asset Management Inc.; Vice
 New York, NY 10020                                                President of 16 U.S. registered investment
 10/24/41                                                          companies managed by Morgan Stanley Asset
                                                                   Management Inc.

Harold J. Schaaff, Jr.*                  Vice President          Principal of Morgan Stanley & Co. Incorporated and
 1221 Avenue of the Americas                                       of Morgan Stanley Asset Management Inc.; General
 New York, NY 10020                                                Counsel and Secretary of Morgan Stanley Asset
 6/10/60                                                           Management Inc.; Vice President of 16 U.S.
                                                                   registered investment companies managed by
                                                                   Morgan Stanley Asset Management Inc.

Joseph P. Stadler*                       Vice President          Vice President of Morgan Stanley & Co.
 1221 Avenue of the Americas                                       Incorporated and Morgan Stanley Asset Management
 New York, NY 10020                                                Inc.; Previously with Price Waterhouse LLP
 6/7/54                                                            (accounting); Vice President of 16 U.S.
                                                                   registered investment companies managed by
                                                                   Morgan Stanley Asset Management Inc.

Valerie Y. Lewis*                        Secretary               Vice President of Morgan Stanley & Co.
 1221 Avenue of the Americas                                       Incorporated and Morgan Stanley Asset Management
 New York, NY 10020                                                Inc.; Previously with Citicorp (banking);
 3/26/56                                                           Secretary of 16 U.S. registered investment
                                                                   companies managed by Morgan Stanley Asset
                                                                   Management Inc.

Karl O. Hartmann                         Assistant Secretary     Senior Vice President, Secretary and General
 73 Tremont Street                                                 Counsel of Chase Global Funds Services Company;
 Boston, MA 02108-3913                                             Previously, Leland, O'Brien, Rubinstein
 3/7/55                                                            Associates, Inc. (investments).

Joanna Haigney                           Treasurer               Manager of Fund Administration and Compliance
 73 Tremont Street                                                 Services, Chase Global Funds Services Company;
 Boston, MA 02108-3913                                             Previously with Coopers & Lybrand LLP; Officer
 10/10/66                                                          of 16 U.S. registered investment companies
                                                                   managed by Morgan Stanley Asset Management Inc.

Rene J. Feuerman                         Assistant Treasurer     Manager of Fund Administration and Compliance
 73 Tremont Street                                                 Services, Chase Global Funds Services Company.
 Boston, MA 02108-3913                                             Fund Administrator and previously, Senior Fund
 1/25/67                                                           Accountant, Chase Global Funds Services Company.

--------------
* "Interested Person" within the meaning of the 1940 Act.

REMUNERATION OF DIRECTORS AND OFFICERS

    Effective June 28, 1995, the Open-end Fund Complex will pay each of the nine Directors who is not an "interested person" an annual aggregate fee of $55,000, plus out-of-pocket expenses. The Open-end Fund Complex will pay each of the members of the Fund's Audit Committee, which consists of the Fund's Directors who are not "interested persons," an additional annual aggregate fee of $10,000 for serving on such a committee. The allocation of such fees will be among the three funds in the Open-end Fund Complex in direct proportion to their respective average net assets. For the fiscal year December 31, 1996, the Fund paid approximately $389,000 in Directors' fees and expenses. Directors who are also officers or affiliated persons receive no remuneration for their services as Directors. The Fund's officers and employees are paid by the Adviser or its agents. As of April 7, 1997, to Fund management's knowledge, the Directors and officers of the Fund, as a group, owned more than 1% of the outstanding common stock of the following portfolios of the Fund: 2.0% Asian Equity Portfolio -- Class A shares; 2.2% Emerging Markets Portfolio -- Class B shares; 2.6% Latin American Portfolio -- Class A shares and 2.9% Technology Portfolio -- Class A shares. The following table shows aggregate compensation paid to each of the Fund's Directors by the Fund and the Fund Complex, respectively, in the fiscal year ended December 31, 1996.

                               COMPENSATION TABLE

                                                                                               (4)
                                                         (2)                (3)             ESTIMATED           (5)
                                                      AGGREGATE    PENSION OR RETIREMENT     ANNUAL      TOTAL COMPENSATION
                                                    COMPENSATION     BENEFITS ACCRUED       BENEFITS      FROM REGISTRANT
                       (1)                              FROM          AS PART OF FUND         UPON        AND FUND COMPLEX
             NAME OF PERSON, POSITION                REGISTRANT          EXPENSES          RETIREMENT    PAID TO DIRECTORS
--------------------------------------------------  -------------  ---------------------  -------------  ------------------
Barton M. Biggs,
 Director and Chairman of the Board...............       N/A                N/A                N/A              N/A
Warren J. Olsen,
 Director and President...........................       N/A                N/A                N/A              N/A
John D. Barrett, II
 Director.........................................        59,485            N/A                N/A                68,777
Gerard E. Jones,
 Director.........................................        59,485            N/A                N/A                75,877
Andrew McNally, IV
 Director.........................................        55,023            N/A                N/A                63,195
Samuel T. Reeves,
 Director.........................................        53,287            N/A                N/A                61,331
Fergus Reid,
 Director.........................................        67,434            N/A                N/A                77,220
Frederick O. Robertshaw,
 Director.........................................        50,834            N/A                N/A                58,777
Frederick B. Whittemore,*
 Director.........................................       N/A                N/A                N/A              N/A

------------------
* As of March 14, 1997, Mr. Whittemore resigned from the Board of Directors.

INVESTMENT ADVISORY AND ADMINISTRATIVE AGREEMENTS

    Morgan Stanley Asset Management Inc. ("MSAM" or the "Adviser") is a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. The principal offices of Morgan Stanley, Dean Witter, Discover & Co. are located at 1585 Broadway, New York, NY 10036. As compensation for advisory services for the fiscal years ended December 31, 1994, December 31, 1995 and December 31, 1996, the Adviser earned fees of approximately $34,338,000, $40,534,000 and $55,465,000, respectively, and from such fees voluntarily waived fees of $2,640,000, $3,526,000 and $4,340,000, respectively. For the fiscal years ended December 31, 1994, December 31, 1995 and December 31, 1996, the Fund paid brokerage commissions of approximately $7,287,293, $10,317,515 and $17,014,335, respectively. For the fiscal years ended December 31, 1994, December 31, 1995 and December 31, 1996, the Fund paid in the aggregate $796,000, $377,000 and $826,686, respectively, as brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker-dealer, which represented 11%, 4%, and 5% of the total amount of brokerage commissions paid in each respective period. For the fiscal years ended December 31, 1994, December 31, 1995 and December 31, 1996, the Fund paid administrative fees to MSAM of approximately $4,458,000, $5,238,000 and $7,298,531, respectively.

    Pursuant to the MSAM Administration Agreement between the Adviser and the Fund, the Adviser provides Administrative Services. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.15 of 1% of the average daily net assets of each Portfolio.

    Under the Agreement between the Adviser and The Chase Manhattan Bank ("Chase"), Chase Global Funds Services Company ("CGFSC," a corporate affiliate of Chase) provides certain administrative services to the Fund. CGFSC provides operational and administrative services to investment companies with approximately $69 billion in assets and having approximately 215,930 shareholder accounts as of December 31, 1996. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.

DISTRIBUTION OF FUND SHARES

    Morgan Stanley & Co. Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley Group Inc., serves as the Distributor of the Fund's shares pursuant to a Distribution Agreement for the Fund and a Plan of Distribution for the Class B shares of the Portfolios pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan" and collectively, the "Plans"). Under each Plan the Distributor is entitled to receive from the Portfolios a distribution fee, which is accrued daily and paid quarterly, at an annual rate of up to 0.25% of the average daily net assets of the Class B shares of the Portfolios. The Distributor expects to allocate most of its fee to its investment representative and investment dealers, banks or financial service firms that provide distribution services ("Participating Dealers"). The actual amount of such compensation is agreed upon by the Fund's Board of Directors and by the Distributor. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and the Distributor is free to make additional payments out of its own assets to promote the sale of Fund shares.

    The Plans obligate the Portfolios to accrue and pay to the Distributor the fee agreed to under its Distribution Agreement. The Plans do not obligate the Portfolios to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under the Plans. Thus, under each Plan, even if the Distributor's actual expenses exceed the fee payable to it thereunder at any given time, the Portfolios will not be obligated to pay more than that fee. If the Distributor's actual expenses are less than the fee it receives, the Distributor will retain the full amount of the fee. The Plans for the Class B shares were most recently approved by the Fund's Board of Directors, including those directors who are not "interested persons" of the Fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto, on February 13, 1997.

CODE OF ETHICS

    The Board of Directors of the Fund has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act which incorporates the Code of Ethics of the Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Adviser and, as described below, impose additional, more onerous, restrictions on the Fund's investment personnel.

    The Codes require that all employees of the Adviser preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Adviser. Furthermore, the Codes provide for trading "blackout periods" that prohibit trading by investment personnel of the Fund within periods of trading by the Fund in the same (or equivalent) security.

                            PERFORMANCE INFORMATION

    The Fund may from time to time quote various performance figures to illustrate the Portfolios' past performance.

    Performance quotations by investment companies are subject to rules adopted by the Commission, which require the use of standardized performance quotations. In the case of total return, non-standardized performance quotations may be furnished by the Fund but must be accompanied by certain standardized performance information computed as required by the Commission. Current yield and average annual compounded total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the Commission. An explanation of those and other methods used by the Fund to compute or express performance follows.

TOTAL RETURN

    From time to time each Portfolio may advertise total return for each class of shares of the Portfolio. Total return figures are based on historical earnings and are not intended to indicate future performance. The average annual total return is determined by finding the average annual compounded rates of return over 1-, 5-, and 10-year periods (or over the life of the Portfolio) that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1-, 5-, and 10-year period (or over the life of the Portfolio) and the deduction of all applicable Fund expenses on an annual basis.

    The average annual compounded rates of return (unless otherwise noted) for the Fund's Portfolios for the one year and five year periods ended December 31, 1996 and for the period from inception through December 31, 1996 are as follows:

                                                                                 INCEPTION     ONE     AVERAGE ANNUAL
NAME OF PORTFOLIO                                                                  DATE       YEAR       FIVE YEAR
-------------------------------------------------------------------------------  ---------  ---------  --------------
Active Country Allocation
  Class A......................................................................    1/17/92      9.71%           N/A
  Class B......................................................................    1/02/96      9.22%           N/A
Aggressive Equity
  Class A......................................................................    3/08/95     40.90%           N/A
  Class B......................................................................    1/02/96     39.72%           N/A

                                                                                 AVERAGE ANNUAL
                                                                                     SINCE
NAME OF PORTFOLIO                                                                  INCEPTION
-------------------------------------------------------------------------------  --------------
Active Country Allocation
  Class A......................................................................         8.71%
  Class B......................................................................           N/A
Aggressive Equity
  Class A......................................................................        45.98%
  Class B......................................................................           N/A

                                                                                 INCEPTION     ONE     AVERAGE ANNUAL
NAME OF PORTFOLIO                                                                  DATE       YEAR       FIVE YEAR
-------------------------------------------------------------------------------  ---------  ---------  --------------
Asian Equity
  Class A......................................................................    7/01/91      3.49%        19.35%
  Class B......................................................................    1/02/96      2.92%           N/A
Balanced
  Class A......................................................................    2/20/90     10.93%        10.15%
  Class B......................................................................    1/02/96     10.24%           N/A
Emerging Growth
  Class A......................................................................   11/01/89      3.72%         4.10%
  Class B......................................................................    1/02/96      3.58%           N/A
Emerging Markets
  Class A......................................................................    9/25/92     12.19%           N/A
  Class B......................................................................    1/02/96     11.04%           N/A
Emerging Markets Debt
  Class A......................................................................    2/01/94     50.52%           N/A
  Class B......................................................................    1/02/96     48.52%           N/A
Equity Growth
  Class A......................................................................    4/02/91     30.97%        16.99%
  Class B......................................................................    1/02/96     29.92%           N/A
European Equity
  Class A......................................................................    4/02/93     22.29%           N/A
  Class B......................................................................    1/02/96     20.76%           N/A
Fixed Income
  Class A......................................................................    5/15/91      4.61%         7.00%
  Class B......................................................................    1/02/96      4.35%           N/A
Global Equity
  Class A......................................................................    7/15/92     22.83%           N/A
  Class B......................................................................    1/02/96     22.04%           N/A
Global Fixed Income
  Class A......................................................................    5/01/91      6.44%         7.17%
  Class B......................................................................    1/02/96      6.12%           N/A
Gold
  Class A......................................................................    2/01/94     16.94%           N/A
  Class B......................................................................    1/02/96     13.21%           N/A
High Yield
  Class A......................................................................    9/28/92     15.01%           N/A
  Class B......................................................................    1/02/96     14.37%           N/A
International Equity
  Class A......................................................................    8/04/89     19.64%        16.41%
  Class B......................................................................    1/02/96     18.58%           N/A
International Magnum
  Class A......................................................................    3/15/96     8.25%*           N/A
  Class B......................................................................    3/15/96     7.90%*           N/A
International Small Cap
  Class A......................................................................   12/15/92     16.82%           N/A
Japanese Equity
  Class A......................................................................    4/25/94     -1.40%           N/A
  Class B......................................................................    1/02/96     -1.67%           N/A
Latin American
  Class A......................................................................    1/18/95     48.77%           N/A
  Class B......................................................................    1/02/96     42.44%           N/A
Municipal Bond
  Class A......................................................................    1/18/95      3.67%           N/A
  Class B......................................................................    1/02/96      3.55%           N/A
Small Cap Value Equity
  Class A......................................................................   12/17/92     22.99%           N/A
  Class B......................................................................    1/02/96     22.33%           N/A
U.S. Real Estate
  Class A......................................................................    2/24/95     39.56%           N/A
  Class B......................................................................    1/02/96     38.23%           N/A

                                                                                 AVERAGE ANNUAL
                                                                                     SINCE
NAME OF PORTFOLIO                                                                  INCEPTION
-------------------------------------------------------------------------------  --------------
Asian Equity
  Class A......................................................................        18.28%
  Class B......................................................................           N/A
Balanced
  Class A......................................................................        10.39%
  Class B......................................................................           N/A
Emerging Growth
  Class A......................................................................        11.96%
  Class B......................................................................           N/A
Emerging Markets
  Class A......................................................................        12.93%
  Class B......................................................................           N/A
Emerging Markets Debt
  Class A......................................................................        18.94%
  Class B......................................................................           N/A
Equity Growth
  Class A......................................................................        17.06%
  Class B......................................................................           N/A
European Equity
  Class A......................................................................        19.62%
  Class B......................................................................           N/A
Fixed Income
  Class A......................................................................         8.35%
  Class B......................................................................           N/A
Global Equity
  Class A......................................................................        19.22%
  Class B......................................................................           N/A
Global Fixed Income
  Class A......................................................................         8.50%
  Class B......................................................................           N/A
Gold
  Class A......................................................................         6.80%
  Class B......................................................................           N/A
High Yield
  Class A......................................................................        12.91%
  Class B......................................................................           N/A
International Equity
  Class A......................................................................        11.96%
  Class B......................................................................           N/A
International Magnum
  Class A......................................................................           N/A
  Class B......................................................................           N/A
International Small Cap
  Class A......................................................................        16.42%
Japanese Equity
  Class A......................................................................        -2.51%
  Class B......................................................................           N/A
Latin American
  Class A......................................................................        16.98%
  Class B......................................................................           N/A
Municipal Bond
  Class A......................................................................         6.36%
  Class B......................................................................           N/A
Small Cap Value Equity
  Class A......................................................................        14.32%
  Class B......................................................................           N/A
U.S. Real Estate
  Class A......................................................................        32.73%
  Class B......................................................................           N/A

                                                                                 INCEPTION     ONE     AVERAGE ANNUAL
NAME OF PORTFOLIO                                                                  DATE       YEAR       FIVE YEAR
-------------------------------------------------------------------------------  ---------  ---------  --------------
Value Equity
  Class A......................................................................    1/31/90     19.73%        14.92%
  Class B......................................................................    1/02/96     18.57%           N/A

                                                                                 AVERAGE ANNUAL
                                                                                     SINCE
NAME OF PORTFOLIO                                                                  INCEPTION
-------------------------------------------------------------------------------  --------------
Value Equity
  Class A......................................................................        12.95%
  Class B......................................................................           N/A

------------------
* Cumulative (unannualized) total return since inception of the Portfolio.

    These figures were calculated according to the following formula:

   P(1+T)n      =      ERV

    where:

         P      =      a hypothetical initial payment of $1,000
         T      =      average annual total return
         n      =      number of years
       ERV      =      ending redeemable value of hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

CALCULATION OF YIELD FOR NON-MONEY MARKET PORTFOLIOS

    From time to time certain of the Fund's Portfolios may advertise yield.

    Current yield reflects the income per share earned by a Portfolio's investments.

    Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

    The respective current yields for certain of the Fund's Portfolios for the 30-day period ended December 31, 1996 were as follows:

                                                                                                               CLASS A
PORTFOLIO NAME                                                                                                 SHARES
------------------------------------------------------------------------------------------------------------  ---------
Emerging Markets Debt.......................................................................................     10.46%
Fixed Income................................................................................................      6.39%
Global Fixed Income.........................................................................................      4.91%
High Yield..................................................................................................      9.31%
Municipal Bond..............................................................................................      4.35%


PORTFOLIO NAME                                                                                                CLASS B SHARES

------------------------------------------------------------------------------------------------------------  --------------

Emerging Markets Debt.......................................................................................        10.16%

Fixed Income................................................................................................         6.27%

Global Fixed Income.........................................................................................         4.76%

High Yield..................................................................................................         9.05%

Municipal Bond..............................................................................................         4.11%


    These figures were obtained using the following formula:

  Yield        =       2[(a - b + 1)(6) -
                               1]
                      -------------------
                               cd

    where:

a                  =  dividends and interest earned during the period
b                  =  expenses accrued for the period (net of reimbursements)
c                  =  the average daily number of shares outstanding during the period that were entitled to receive income distributions
d                  =  the maximum offering price per share on the last day of the period.

CALCULATION OF YIELD FOR MONEY MARKET PORTFOLIOS

    The current yield of the Money Market and Municipal Money Market Portfolios is calculated daily on a base period return for a hypothetical account having a beginning balance of one share for a particular period of time (generally 7 days). The return is determined by dividing the net change (exclusive of any capital changes in such account) by its average net asset value for the period, and then multiplying it by 365/7 to determine the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends by the Portfolio, including dividends on both the original share and on such additional shares. The yields of the Money Market and Municipal Money Market Portfolios for the 7-day period ended December 31, 1996 were 4.99% and 3.38%, respectively. An effective yield, which reflects the effects of compounding and represents an annualization of the current yield with all dividends reinvested, may also be calculated for each Portfolio by dividing the base period return by 7, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result. The effective yields of the Money Market and Municipal Money Market Portfolios for the 7-day period ended December 31, 1996 were 5.11% and 3.43%, respectively.

    The yield of a Portfolio will fluctuate. The annualization of a week's dividend is not a representation by the Portfolio as to what an investment in the Portfolio will actually yield in the future. Actual yields will depend on such variables as investment quality, average maturity, the type of instruments the Portfolio invests in, changes in interest rates on instruments, changes in the expenses of the Fund and other factors. Yields are one basis investors may use to analyze the Portfolios of the Fund, and other investment vehicles; however, yields of other investment vehicles may not be comparable because of the factors set forth in the preceding sentence, differences in the time periods compared, and differences in the methods used in valuing portfolio instruments, computing net asset value and calculating yield.

                TAXABLE EQUIVALENT YIELD FOR THE MUNICIPAL BOND
                      AND MUNICIPAL MONEY MARKET PORTFOLIO

    It is easy to calculate your own taxable equivalent yield if you know your tax bracket. The formula is:

   Tax Free Yield
-------------------       =      Your Taxable Equivalent
1 - Your Tax Bracket             Yield

    For example, if you are in the 28% tax bracket and can earn a tax-free yield of 7.5%, the taxable equivalent yield would be 10.42%.

    The table below indicates the advantages of investments in Municipal Bonds for certain investors. Tax-exempt rates of interest payable on a Municipal Bond (shown at the top of each column) are equivalent to the taxable yields set forth opposite the respective income tax levels, based on income tax rates effective for the tax year 1996 under the Internal Revenue Code. There can, of course, be no guarantee that the Municipal Bond Portfolio or Municipal Money Market Portfolio will achieve a specific yield. Also, it is possible that some portion of the Portfolio's dividends may be subject to Federal income taxes. A substantial portion, if not all, of such dividends may be subject to state and local taxes.

                         TAXABLE EQUIVALENT YIELD TABLE

          SAMPLE LEVEL OF             FEDERAL
           TAXABLE INCOME              INCOME         TAXABLE EQUIVALENT RATES BASED ON TAX-EXEMPT YIELD OF:
------------------------------------    TAX     ------------------------------------------------------------------
  JOINT RETURN       SINGLE RETURN    BRACKETS   3%     4%     5%     6%      7%      8%      9%     10%     11%
-----------------  -----------------  --------  -----  -----  -----  -----  ------  ------  ------  ------  ------
$0-39,000          $0-23,350           15.0%     3.5 %  4.7 %  5.9 %  7.1 %   8.2 %   9.4 %  10.6 %  11.8 %  12.9 %
39,000-94,250      23,350-56,550        28.0     4.2    5.6    6.9    8.3     9.7    11.1    12.5    13.9    15.3
94,250-143,600     56,550-117,950       31.0     4.3    5.8    7.2    8.7    10.1    11.6    13.0    14.5    15.9
143,600-256,500    117,950-256,500      36.0     4.7    6.3    7.8    9.4    10.9    12.5    14.1    15.6    17.2
over 256,500       over 256,500         39.6     5.0    6.6    8.3    9.9    11.6    13.2    14.9    16.6    18.2

------------------
* Net amount subject to 1996 Federal Income Tax after deductions and exemptions, not indexed for 1996 income tax rates.

    The taxable equivalent yields for the Municipal Money Market and Municipal Bond Portfolios for the seven days ended December 31, 1996 assuming a Federal income tax rate of 39.6% (maximum rate), were 5.60% and 6.44%, respectively. The taxable equivalent effective yields for the Municipal Money Market and Municipal Bond Portfolios for the seven days ended December 31, 1996, assuming the same tax rate, were 5.68% and 6.57%, respectively.

COMPARISONS

    To help investors better evaluate how an investment in a Portfolio of Morgan Stanley Institutional Fund, Inc. might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. The following publications may be used:

    (a) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

    (b) Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper Analytical Services, Inc., Morningstar, Inc., New York Times, Personal Investor, Wall Street Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

    (c) Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Lehman Brothers and Bloomberg L.P.

    (d) Lipper -- Mutual Fund Performance Analysis and Lipper -- Fixed Income Fund Performance Analysis -- measures total return and average current yield for the mutual fund industry. Ranks individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

    (e) Mutual Fund Source Book, published by Morningstar, Inc. -- analyzes price, yield, risk and total return for equity funds.

    (f) Savings and Loan Historical Interest Rates -- as published in the U.S. Savings & Loan League Fact Book.

    (g) Stocks, Bonds, Bills and Inflation, published by Hobson Associates -- historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S. Treasury bills and inflation.

    The following indices and averages may also be used:

    (a) Composite Indices -- 70% Standard & Poor's 500 Stock Index and 30% NASDAQ Industrial Index; 35% Standard & Poor's 500 Stock Index and 65% Salomon Brothers High Grade Bond Index; and 65% Standard & Poor's 500 Stock Index and 35% Salomon Brothers High Grade Bond Index.

    (b) Consumer Price Index (or cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

    (c) Donoghue's Money Fund Average -- an average of all major money market fund yields, published weekly for 7 and 30-day yields.

    (d) Dow Jones Composite Average or its component averages -- an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

    (e) EMBI+ -- Expanding on the EMBI, which includes only Bradys, the EMBI+ includes a broader group of Brady Bonds, loans, Eurobonds and the U.S. Dollar local markets instruments. A more comprehensive benchmark than the EMBI, the EMBI+ covers 49 instruments from 14 countries. At $96 billion, its market cap is nearly 50% higher than the EMBI's. The EMBI+ is not, however, intended to replace the EMBI but rather to complement it. The EMBI continues to represent the most liquid, most easily traded segment of the market, including more of the assets that investors typically hold in their portfolios. Both of these indices are published daily.

    (f) First Boston High Yield Index -- generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

    (g) First Boston Upper/Middle Tier High Yield Index -- an unmanaged index of bonds rated B to BBB.

    (h) Goldman Sachs 100 Convertible Bond Index -- currently includes 67 bonds and 33 preferred. The original list of names was generated by screening for convertible issues of 100 million or greater in market capitalization. The index is priced monthly.

    (i) IFC Global Total Return Composite Index -- an unmanaged index of common stocks and includes 18 developing countries in Latin America, East and South Asia, Europe, the Middle East and Africa (net of dividends reinvested).

    (j) Indata Balanced-Median Index -- an unmanaged index and includes an asset allocation of 2.5% cash, 38.2% bonds and 59.3% equity based on $52.6 billion in assets among 579 portfolios for the year ended December 31, 1996 (assumes dividends reinvested).

    (k) Indata Equity-Median Stock Index -- an unmanaged index which includes an average asset allocation of 7.4% cash and 92.6% equity based on $464.9 billion in assets among 1,277 portfolios for the year ended December 31, 1996.

    (l) J.P. Morgan Emerging Markets Bond Index -- a market-weighted index composed of all Brady bonds outstanding and includes Argentina, Brazil, Bulgaria, Mexico, Nigeria, the Philippines, Poland and Venezuela.

    (m) J.P. Morgan Emerging Markets Bond Index Plus -- expanding on the J.P. Morgan Emerging Markets Bond Index, which only trades Brady Bonds, this index reflects total returns for external debt instruments which have been traded in emerging markets. Brady Bonds are included amoung such instruments, as well as Eurobonds, loans and U.S. dollar denominated local market instruments. Countries included in the index are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Phillipines, Poland, Russia, South Africa and Venezuela.

    (n) J.P. Morgan Traded Global Bond Index -- an unmanaged index of securities and includes Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, United Kingdom and the United States.

    (o) Lehman Brothers Aggregate Bond Index -- an unmanaged index made up of the Government/Corporate Index, the Mortgage Backed Securities Index and the Asset-Backed Securities Index.

    (p) Lehman Brothers LONG-TERM Treasury Bond -- composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities of 10 years or greater.

    (q) The Lehman 7 Year Municipal Bond Index -- an unmanaged index which consists of investment grade bonds with maturities between 6-8 years rated BAA or better. All bonds have been taken from deals done within the last 5 years, with assets of $50 million or larger.

    (r) Lipper Capital Appreciation Index -- a composite of mutual funds managed for maximum capital gains.

    (s) Morgan Stanley Capital International Combined Far East Free ex-Japan Index -- a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand. Korea is included in the MSCI Combined Far East Free ex-Japan Index at 20% of its market capitalization.

    (t) Morgan Stanley Capital International EAFE Index -- an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

    (u) Morgan Stanley Capital International Emerging Markets Global Latin America Index -- an unmanaged, arithmetic market value weighted average of the performance of over 196 securities on the stock exchanges of Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela (Assumes reinvestment of dividends).

    (v) Morgan Stanley Capital International Europe Index -- an unmanaged index of common stocks and includes 14 countries throughout Europe.

    (w) Morgan Stanley Capital International Japan Index -- an unmanaged index of common stocks.

    (x) Morgan Stanley Capital International Latin America Index -- a broad-based market capitalization-weighted composite index covering at least 60% of markets in Mexico, Argentina, Brazil, Chile, Colombia, Peru and Venezuela (assumes dividends reinvested).

    (y) Morgan Stanley Capital International World Index -- an arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

    (z) NASDAQ Composite Index -- an unmanaged index of common stocks.

    (aa) NASDAQ Industrial Index -- a capitalization-weighted index composed of more than 3,000 domestic stocks taken from the following industry sectors: agriculture, mining, construction, manufacturing, electronic components, services and public administration enterprises. It is a value-weighted index calculated on price change only and does not include income.

    (bb) National Association of Real Estate Investment Trusts ("NAREIT") Index -- an unmanaged market weighted index of tax qualified REITs (excluding healthcare REITs) listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System including dividends.

    (cc) The New York Stock Exchange composite or component indices -- unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

    (dd) Philadelphia Gold and Silver Index -- an unmanaged index comprised of seven leading companies involved in the mining of gold and silver.

    (ee) Russell 2000 Growth Index -- comprised of those Russell 2000 Securities with an above-average growth orientation. Here, securities tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth than the Value universe.

    (ff) Russell 2500 Index -- comprised of the bottom 500 stocks in the Russell 1000 Index which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately 1.3 billion.

    (gg) Salomon Brothers GNMA Index -- includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Association.

    (hh) Salomon Brothers High Grade Corporate Bond Index -- consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It a is value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

    (ii) Salomon Brothers Broad Investment Grade Bond -- a market-weighted index that contains approximately 4700 individually priced investment grade corporate bonds rated BBB or better, U.S. Treasury/agency issues and mortgage pass-through securities.

    (jj) Standard & Poor's 500 Stock Index or its component indices -- unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

    (kk) Standard & Poor's Small Cap 600 Index -- a capitalization-weighted index of 600 domestic stocks having market capitalizations which reside within the 50th and the 83rd percentiles of the market capitalization of the entire stock market, chosen for certain liquidity characteristics and for industry representation.

    (ll) Wilshire 5000 Equity Index or its component indices -- represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

    In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of investments in the Fund's Portfolios, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its futures. In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.

                              GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS

    The Fund's Articles of Incorporation, as amended and restated, permit the Directors to issue 35 billion shares of common stock, par value $.001 per share, from an unlimited number of classes ("Portfolios") of shares. Currently the Fund consists of shares of thirty-two portfolios (the China Growth, Mortgage-Backed Securities and MicroCap Portfolios are not currently offering shares).

    The shares of each portfolio of the Fund are fully paid and nonassessable, and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of each portfolio of the Fund have no pre-emptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    The Fund's policy is to distribute substantially all of each Portfolio's net investment income, if any. The Fund may also distribute any net realized capital gains in the amount and at the times that will avoid both income (including taxable gains) taxes on it and the imposition of the federal excise tax on income and capital gains (see discussion under "Taxes" in this Statement of Additional Information). However, the Fund may also choose to retain net realized capital gains and pay taxes on such gains. The amounts of any income dividends or capital gains distributions cannot be predicted.

    Any dividend or distribution paid shortly after the purchase of shares of a Portfolio by an investor may have the effect of reducing the per share net asset value of that Portfolio by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes for shareholders subject to tax as set forth herein and in the applicable Prospectus.

    As set forth in the Prospectus, unless the shareholder elects otherwise in writing, all dividends and capital gains distributions for a class of shares are automatically received in additional shares of such class of that Portfolio of the Fund at net asset value (as of the business day following the record date). This automatic reinvestment of dividends and distributions will remain in effect until the Fund is notified by the shareholder in writing at least three days prior to the record date that either the Income Option (income dividends in cash and capital gains distributions in additional shares at net asset value) or the Cash Option (both income dividends and capital gains distributions in cash) has been elected.

CUSTODY ARRANGEMENTS

    Chase is the Fund's custodian for domestic and certain foreign assets. Chase is not affiliated with Morgan Stanley & Co. Incorporated. Morgan Stanley Trust Company, Brooklyn, NY, acts as the Fund's custodian for foreign assets held outside the United States and employs subcustodians who were approved by the Directors of the Fund in accordance with Rule 17f-5 adopted by the Commission under the 1940 Act. Morgan Stanley Trust Company is an affiliate of Morgan Stanley & Co. Incorporated. In the selection of foreign subcustodians, the Directors consider a number of factors, including, but not limited to, the reliability and financial stability of the institution, the ability of the institution to provide efficiently the custodial services required for the Fund, and the reputation of the institution in the particular country or region.

                             DESCRIPTION OF RATINGS

DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

    EXCERPTS FROM MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") DESCRIPTION OF BOND RATINGS: Aaa -- Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category. A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    EXCERPTS FROM STANDARD & POOR'S RATINGS GROUP ("S&P") DESCRIPTION OF BOND
RATINGS: AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation and indicate an extremely strong capacity to pay principal and interest. AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree. A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories. BB, B, CCC, CC -- Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. C -- The rating C is reserved for income bonds on which no interest is being paid. D -- Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

    DESCRIPTION OF MOODY'S RATINGS OF STATE AND MUNICIPAL NOTES: Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). Symbols used are as follows: MIG-1 -- best quality, enjoying strong protection from established cash flows of funds for their servicing or from established broad-based access to the market for refinancing, or both; MIG-2 -- high quality with margins of protection ample although not so large as in the preceding group; MIG-3 -- favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades.

    DESCRIPTION OF MOODY'S HIGHEST COMMERCIAL PAPER RATING: Prime-1 ("P1") -- Judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk.

    EXCERPT FROM S&P'S RATING OF MUNICIPAL NOTE ISSUES: S-1+ -- very strong capacity to pay principal and interest; SP-2 -- strong capacity to pay principal and interest.

    DESCRIPTION OF S&P'S HIGHEST COMMERCIAL PAPER RATINGS: A-1+ -- this designation indicates the degree of safety regarding timely payment is overwhelming. A-1 -- this designation indicates the degree of safety regarding timely payment is very strong.

                              FINANCIAL STATEMENTS

    The Portfolios had not commenced operations as of the end of the Fund's fiscal year ended December 31, 1996 and therefore no financial statements are included in this Statement of Additional Information. After the Portfolios commence operations, the Fund's future annual and semi-annual reports will contain the Portfolios' financial statements and those reports will be available to Shareholders free of charge.

                                     PART C

                     Morgan Stanley Institutional Fund, Inc.
                                Other Information


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (A)  FINANCIAL STATEMENTS
          --------------------

          1.   INCLUDED IN PART A (PROSPECTUSES)

               The Registrant's audited financial highlights for the Money Market, Municipal Money Market, Aggressive Equity, Emerging Growth, Equity Growth, Value Equity, Small Cap Value Equity, U.S. Real Estate, Balanced, Active Country Allocation, Global Equity, International Equity, International Small Cap,
               European Equity, Asian Equity, Emerging Markets, Gold,
               Japanese Equity, Latin American, Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield, Municipal Bond, Technology and International Magnum Portfolios, respectively, for the fiscal year ended December 31, 1996, are included in the prospectuses of the foregoing portfolios which were filed with the SEC as set forth in Part A and are incorporated herein by reference. The Fund's Mortgage-Backed Securities, China Growth, U.S. Equity Plus, MicroCap, European Real Estate and Asian Real Estate Portfolios were not operational as of December 31, 1996. Accordingly, no audited financial highlights are included in the respective prospectus of each of the foregoing portfolios.

          2. INCORPORTED BY REFERENCE INTO PART B (STATEMENTS OF ADDITIONAL INFORMATION)

               The Registrant's audited financial statements for the Money Market, Municipal Money Market, Aggressive Equity, Emerging Growth, Equity Growth, Value Equity, Small Cap Value Equity,
               U.S. Real Estate, Balanced, Active Country Allocation, Global Equity, International Equity, International Small Cap,
               European Equity, Asian Equity, Emerging Markets, Gold,
               Japanese Equity, Latin American, Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield, Municipal Bond, International Magnum and Technology Portfolios, respectively, for the fiscal year ended December 31, 1996, including Price Waterhouse LLP's report thereon, are incorporated by reference to the Statements of Additional Information from Form N-30D, the Annual Report to Shareholders, as filed with the Securities and Exchcange Commission on March 11, 1997 with Accession Number 0000912057-97-008473.

               Included in such financial statements are the following:

                1. Statement of Net Assets
                2. Statement of Operations
                3. Statement of Changes in Net Assets
                4. Statement of Cash Flows (Emerging Markets Debt
                   Portfolio Only)
                5. Financial Highlights
                6. Notes to Financial Statements
                7. Report of Independent Accountants

               The Fund's Mortgage-Backed Securities, China Growth, U.S. Equity Plus, MicroCap, European Real Estate and Asian Real Estate Portfolios were not operational as of December 31, 1996. Accordingly, no audited financial statements are included in the Statements of Additional Information.

     (B)  EXHIBITS
          --------

     1    (a)  Articles of Amendment and Restatement are incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's
               Registration Statement on Form N-1A (File Nos. 33-23166 and
               811-5624), as filed with the SEC via EDGAR on October 13, 1995.

          (b) Articles Supplementary to Registrant's Articles of Amendment and Restatement (reclassifying shares) is incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on May 24, 1996.

          (c) Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding new Technology Portfolio) is incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on May 24, 1996.

          (d) Form of Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding U.S. Equity Plus Portfolio), is incorporated by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on May 7, 1997.

          (e) Form of Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding European Real Estate and Asian Real Estate Portfolios), is filed herewith.

     2 Amended and Restated By-laws are incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on February 28, 1997.

     3    Not Applicable.

     4 Registrant's Form of Specimen Security was previously filed and is incorporated herein by reference.

     5    (a)  Investment Advisory Agreement between Registrant and Morgan
               Stanley Asset Management Inc. is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration
               Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (b) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding Registrant's Value Equity, Balanced and Fixed Income Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (c) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Global Equity, Global Fixed Income, European Equity and Equity Growth Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (d) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Asian Equity Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (e) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Active Country Allocation Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (f) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Emerging Markets, High Yield and International Small Cap Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (g) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Small Cap Value Equity Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (h) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Emerging Markets Debt, Mortgage-Backed Securities, Municipal Bond and Japanese Equity Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (i) Sub-Advisory Agreement among Registrant, Morgan Stanley Asset Management Inc. and Sun Valley Gold Company (with respect to the Gold Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (j) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the China Growth Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (k) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Latin American Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (l)  Withdrawn.

          (m) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Aggressive Equity and U.S. Real Estate Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-
               5624), as filed with the SEC via EDGAR on August 1, 1995.

          (n) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the MicroCap Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (o) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the International Magnum Portfolio) is incorporated by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on November 3, 1995.

          (p)  Supplement to Investment Advisory Agreement between
               Registrant and Morgan Stanley Asset Management Inc. (adding the Technology Portfolio), is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's
               Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on February 28, 1997.

          (q) Form of Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding
               U.S. Equity Plus Portfolio), is incorporated by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on May 7, 1997.

          (r) Form of Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management, Inc. (adding European Real Estate and Asian Real Estate Portfolios), is filed herewith.

     6    (a)  Distribution Agreement between Registrant and Morgan Stanley &
               Co. Incorporated is incorporated by reference to Post-Effective
               Amendment No. 25 to the Registrant's Registration Statement on
               Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the
               SEC via EDGAR on August 1, 1995.

          (b) Supplement to Distribution Agreement between Registrant and Morgan Stanley & Co. Incorporated is incorporated by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on April 29, 1996.

     8    (a)  Mutual Fund Custody Agreement (Domestic Custody Agreement)
               between Registrant and United States Trust Company of New York dated March 10, 1994 is incorporated by reference to Post-
               Effective Amendment No. 25 to the Registrant's Registration
               Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (b) Registrant's Custody Agreement (International), dated July 31, 1989, as amended is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (c) Amendment dated April 22, 1996 to Registrant's Custody Agreement (International), dated July 31, 1989, is incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624) as filed with the SEC via EDGAR on May 24, 1996.

     9    (a)  Administration Agreement between Registrant and Morgan Stanley
               Asset Management Inc. (the "MSAM Administration Agreement") is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos.
               33-23166 and 811-5624), as filed with the SEC via EDGAR on August
               1, 1995.

          (b) U.S. Trust Administration Agreement is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

     10 Opinion of Counsel is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

     11   Consent of Independent Accountants is filed herewith.

     13 Purchase Agreement is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

     15   Plan of Distribution Pursuant to Rule 12b-1 for Class B Shares
          (the "Class B Plan") of the Active Country Allocation Portfolio is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on February 28, 1997. The following Class B Plans have been omitted because they are substantially identical to the one incorporated by reference herein. The omitted Class B Plans differ from the Class B Plan incorporated by reference herein only with respect to the portfolio to which the Class B Plan relates: Fixed Income, Global Fixed Income, Municipal Bond, Mortgage-Backed Securities, High Yield, Money Market, Municipal Money Market, Small Cap Value Equity, Value Equity, Balanced, Gold, Global Equity, International Equity, International Small Cap, Asian Equity, European Equity, Japanese Equity, Latin American, Emerging Markets, Emerging Markets Debt, China Growth, Equity Growth, Emerging Growth, MicroCap, Aggressive Equity, U.S. Real Estate, International Magnum, Technology, U.S. Equity Plus, European Real Estate and Asian Real Estate Portfolios.

     16 Schedule of Computation of Performance Information is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

     19 Registrant's Rule 18f-3 Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on February 28, 1997.

     24 Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

     27 Financial data schedules for the fiscal year ended December 31, 1996 for Registrant's portfolios in operation during such period (See
          Item 24(a)), are incorporated by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on May 7, 1997.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          Registrant is not controlled by or under common control with any person.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES ON May 30, 1997

     Active Country Allocation Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        65
          Class B. . . . . . . . . . . . . . . . . . .         2

     Aggressive Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       464
          Class B. . . . . . . . . . . . . . . . . . .        96

     Asian Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .     1,144
          Class B. . . . . . . . . . . . . . . . . . .        77

     Balanced Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        61
          Class B. . . . . . . . . . . . . . . . . . .        13

     Emerging Growth Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       187
          Class B. . . . . . . . . . . . . . . . . . .        31

     Emerging Markets Portfolio
          Class A. . . . . . . . . . . . . . . . . . .     1,562
          Class B. . . . . . . . . . . . . . . . . . .       131

     Equity Growth Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       744
          Class B. . . . . . . . . . . . . . . . . . .        62

     Fixed Income Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       196
          Class B. . . . . . . . . . . . . . . . . . .        34

     Global Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       107
          Class B. . . . . . . . . . . . . . . . . . .        24

     Global Fixed Income Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       155
          Class B. . . . . . . . . . . . . . . . . . .         9

     High Yield Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       647
          Class B. . . . . . . . . . . . . . . . . . .        58

     International Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       428
          Class B. . . . . . . . . . . . . . . . . . .        51

     International Small Cap Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       151

     Latin American Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       807
          Class B. . . . . . . . . . . . . . . . . . .        35

     Money Market Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       591

     Municipal Money Market Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       306

     Small Cap Value Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       500
          Class B. . . . . . . . . . . . . . . . . . .        27

     U.S. Real Estate Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       818
          Class B. . . . . . . . . . . . . . . . . . .        68

     Value Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       544
          Class B. . . . . . . . . . . . . . . . . . .        24

     European Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       810
          Class B. . . . . . . . . . . . . . . . . . .        42

     Municipal Bond Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        96
          Class B. . . . . . . . . . . . . . . . . . .         0

     Mortgage-Backed Securities Portfolio

          Class A. . . . . . . . . . . . . . . . . . .         0
          Class B. . . . . . . . . . . . . . . . . . .         0

     Japanese Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       797
          Class B. . . . . . . . . . . . . . . . . . .        34

     Emerging Markets Debt Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       593
          Class B. . . . . . . . . . . . . . . . . . .        31

     Gold Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       603
          Class B. . . . . . . . . . . . . . . . . . .        26

     China Growth Portfolio
          Class A. . . . . . . . . . . . . . . . . . .         0
          Class B. . . . . . . . . . . . . . . . . . .         0

     MicroCap Portfolio
          Class A. . . . . . . . . . . . . . . . . . .         0
          Class B. . . . . . . . . . . . . . . . . . .         0

     International Magnum Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        57
          Class B. . . . . . . . . . . . . . . . . . .        32

     Technology Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        83
          Class B. . . . . . . . . . . . . . . . . . .        19

     U.S. Equity Plus Portfolio
          Class A. . . . . . . . . . . . . . . . . . .         0
          Class B. . . . . . . . . . . . . . . . . . .         0

     European Real Estate Portfolio
          Class A. . . . . . . . . . . . . . . . . . .         0
          Class B. . . . . . . . . . . . . . . . . . .         0

     Asian Real Estate Portfolio
          Class A. . . . . . . . . . . . . . . . . . .         0
          Class B. . . . . . . . . . . . . . . . . . .         0

ITEM 27.  INDEMNIFICATION

          Reference is made to Article TEN of the Registrant's Articles of Incorporation. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS WITH INVESTMENT ADVISER

          Reference is made to the caption "Investment Adviser" in the Prospectuses constituting Part A of this Registration Statement Information required by this item with respect to each Officer or Director of the Advisor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such Officers and Directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by the Advisors Act (SEC File No. 801-15757).

          Listed below are the officers and Directors of Morgan Stanley Asset Management Inc. ("MSAM").


DIRECTORS

James M. Allwin                   Director
Barton M. Biggs                   Director
Gordon S. Gray                    Director
Peter A. Nadosy                   Director
Dennis G. Sherva                  Director


OFFICERS

Barton M. Biggs                   Chairman
                                  Managing Director
Peter A. Nadosy                   Vice Chairman
                                  Managing Director
James M. Allwin                   President
                                  Managing Director
John R. Alkire                    Managing Director (MSAM) - Toyko
P. Dominic Caldecott              Managing Director (MSAM) - UK
A. Macdonald Caputo               Managing Director
Ean Wah Chin                      Managing Director (MSAM) -
                                   Singapore
Garry B. Crowder                  Managing Director
Madhav Dhar                       Managing Director
Kurt A. Feuerman                  Managing Director
Paul B. Ghaffari                  Managing Director
Gordon S. Gray                    Managing Director
Marianne Laing Hay                Managing Director (MSAM) - UK
Gary D. Latainer                  Managing Director
Mahmoud A. Mamdani                Managing Director
Robert L. Meyer                   Managing Director
Russell C. Platt                  Managing Director
Robert A. Sargent                 Managing Director (MSAM) - UK
Bidyut C. Sen                     Managing Director
Vinod R. Sethi                    Managing Director
Dennis G. Sherva                  Managing Director
James L. Tanner                   Managing Director (MSAM) - UK
Richard G. Woolworth, Jr.         Managing Director
Debra M. Aaron                    Principal
Warren Ackerman III               Principal
Robert E. Angevine                Principal
Suzanne S. Akers                  Principal
Gerald P. Barth-Wehrenalp         Principal
Theodore R. Bigman                Principal
Francine J. Bovich                Principal
Stuart J. M. Breslow              Principal
Andrew C. Brown                   Principal (MSAM) - UK
Jeffrey P. Brown                  Principal
Frances Campion                   Principal (MSAM) - UK
Terence P. Carmichael             Principal
Arthur Certosimo                  Principal

Stephen C. Cordy                  Principal
Jacqueline A. Day                 Principal (MSAM) - UK
Raye L. Dube                      Principal
Abigail Jones Feder               Principal
Eugene Flood, Jr.                 Principal
Thomas C. Frame                   Principal
James Wayne Grisham               Principal
Perry E. Hall II                  Principal
Ruth A. Hughes-Guden              Principal
Margaret Kinsley Johnson          Principal
Michael F. Klein                  Principal
Michael B. Kushma                 Principal
Khoon-Min Lim                     Principal
Marianne J. Lippmann              Principal
Yvonne Longley                    Principal (MSAM) - UK
Andrew Mack                       Principal (MSAM) - UK
Gary J. Mangino                   Principal
Jeffrey Margolis                  Principal
M. Paul Martin                    Principal
Walter Maynard, Jr.               Principal
Margaret P. Naylor                Principal (MSAM) - UK
Yoshiro Okawa                     Principal (MSAM) - Tokyo
Christopher G. Petrow             Principal
Narayan Ramachandran              Principal
Gail Hunt Reeke                   Principal
Christine I. Reilly               Principal
Stefano Russo                     Principal (MSAM) - Milan
Bruce R. Sandberg                 Principal
Kiat Seng Seah                    Principal (MSAM) - Singapore
Stephen C. Sexauer                Principal
Robert M. Smith                   Principal
Kunihiko Sugio                    Principal (MSAM) - Tokyo
Ann D. Thivierge                  Principal
Philip W. Winters                 Principal
Alford E. Zick, Jr.               Principal
Maryann Savadelis Agre            Vice President
Peter Aliprantis                  Vice President
Jeffrey Alvino                    Vice President
Alistair Anderson                 Vice President
William S. Auslander              Vice President
Kimberly L. Austin                Vice President
Marshall T. Bassett               Vice President
Christopher Blair                 Vice President
Richard Boon                      Vice President
Geraldine Boyle                   Vice President
Paul Boyne                        Vice President
L. Kenneth Brooks                 Vice President
Jonathan Paul Buckeridge          Vice President (MSAM) - Melbourne
Carl Kuo-Wei Chien                Vice President (MSAM) - Hong Kong
Lori A. Cohane                    Vice President
James Colmenares                  Vice President
Kate Cornish-Bowden               Vice President (MSAM) - UK
Nikhil Dhaon                      Vice President
Christine H. du Bois              Vice President
Richard S. Farden                 Vice President
Daniel E. Fox                     Vice President
Karen T. Frost                    Vice President (MSAM) - UK
Lisa Gallo                        Vice President
Josephine M. Glass                Vice President
Charles A. Golden                 Vice President
Dimitri Goulandris                Vice President
James A. Grasselino               Vice President

Kenneth John Greig                Vice President (MSAM) - UK
Maureen A. Grover                 Vice President
Michael Hewett                    Vice President
Kenneth R. Holley                 Vice President
Holly D. Hopps                    Vice President
Etsuko Fuseya Jennings            Vice President
Donald B. Johnston                Vice President
Jaideep Khanna                    Vice President
Peter L. Kirby                    Vice President
George Koshy                      Vice President
Paul Koske                        Vice President
Daniel R. Lascano                 Vice President
Arthur J. Lev                     Vice President
Valerie Y. Lewis                  Vice President
Jane Likins                       Vice President (MSAM) - UK
William David Lock                Vice President (MSAM) - UK
Gordon W. Loery                   Vice President
Paula J. Morgan                   Vice President (MSAM) - UK
Nancy Morton                      Vice President
Clare K. Mutone                   Vice President
Terumi Nagata                     Vice President (MSAM) - Tokyo
Bradley Okita                     Vice President
Martin O. Pearce                  Vice President (MSAM) - UK
Alexander A. Pena                 Vice President
Anthony J. Pesce                  Vice President
David J. Polansky                 Vice President
Karen Post                        Vice President
Akash Prakash                     Vice President (MSAM) - Muabai
Gregg A. Robinson                 Vice President
Gerald D. Rubin                   Vice President
Donald P. Ryan                    Vice President
Neil Siegel                       Vice President
Ashutosh Sinha                    Vice President
Andy B. Skov                      Vice President
Michael James Smith               Vice President (MSAM) - UK
Kim I. Spellman                   Vice President
Joseph P. Stadler                 Vice President
Christian K. Stadlinger           Vice President
Catherine Steinhardt              Vice President
Ram K. Sundaram                   Vice President
Keiko Tamaki-Kuroda               Vice President
Shunso Tatsumi                    Vice President
Louise Teeple                     Vice President
Joseph Y.S. Tern                  Vice President (MSAM) Singapore
Landon Thomas                     Vice President
Richard Boon Hwee Toh             Vice President (MSAM) Singapore
K.N. Vaidyanathan                 Vice President (MSAM) Muabai
Dennis J. Walsh                   Vice President
Jacob Walthour                    Vice President
Kevin V. Wasp                     Vice President
Patricia Woo                      Vice President
Harold J. Schaaff, Jr.            Principal
                                  General Counsel and Secretary
Eileen K. Murray                  Treasurer
Madeline D. Barkhorn              Assistant Secretary
Charlene R. Herzer                Assistant Secretary


          In addition, MSAM acts as investment adviser to the following registered investment companies: American Advantage International Equity Fund; The Brazilian Investment Fund, Inc.; certain portfolios of The Enterprise Group of Funds, Inc.; Fountain Square International Equity Fund; General American Capital Co.; The Latin American Discovery Fund, Inc.; certain portfolios of The Legends Fund, Inc.; The Malaysia Fund, Inc.; Morgan Stanley Africa Investment Fund, Inc.; Morgan Stanley Asia-Pacific Fund, Inc.; Morgan Stanley Emerging Markets Debt Fund, Inc.; Morgan Stanley Emerging Markets Fund, Inc.; all funds of the Morgan Stanley Fund, Inc.; Morgan Stanley Global Opportunity Bond Fund, Inc.; all funds of The Morgan Stanley High Yield Fund, Inc.; Morgan Stanley India Investment Fund, Inc.; certain portfolios of Morgan Stanley Universal Funds, Inc.; The Pakistan Investment

Fund, Inc.; PCS Cash Fund, Inc.; The Thai Fund, Inc.; The Turkish Investment Fund, Inc.; Principal Aggressive Growth Fund, Inc.; Principal Asset Allocation Fund, Inc.; certain portfolios of the SunAmerica Series Trust and certain portfolios of the Fortis Series Fund.

ITEM 29.  PRINCIPAL UNDERWRITERS
          ----------------------

          Morgan Stanley & Co. Incorporated ("MS&Co.") is distributor for Morgan Stanley Institutional Fund, Inc. The information required by this
Item 29 with respect to each Director and officer of MS&Co. is incorporated by reference to Schedule A of Form BD filed by MS&Co. pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-15869).


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS
          --------------------------------

          The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940 and the rules promulgated thereunder are maintained in the physical possession of the Registrant; Registrant's Transfer Agent, Chase Global Funds Services Company, P.O. Box 2798,
Boston, Massachusetts 02208-2798; MSAM; MS&Co.; and the Registrant's custodian banks, including sub-custodians.

ITEM 31.  MANAGEMENT SERVICES
          -------------------

          The Registrant has entered into a Service Agreement with The Chase Manhattan Bank, successor in interest to United States Trust Company of
New York, which was filed as Exhibit No. 9(b) to Post-Effective Amendment No. 25 to the Fund's Registration Statement and is incorporated herein by reference.

ITEM 32.  UNDERTAKINGS
          ------------

          1. Registrant hereby undertakes to file a post-effective amendment containing reasonably current financial statements, which need not be certified, for the China Growth, U.S. Equity Plus, Mortgage-Backed Securities, MicroCap, European Real Estate and Asian Real Estate Portfolios within four to six months of their effective date or the commencement of operations, whichever is later.

          2. Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Directors of his or their desire to communicate with other Shareholders of the Fund, the Directors will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

                                      SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on June 23, 1997.


                              MORGAN STANLEY INSTITUTIONAL FUND, INC.


                              By:  /s/ Michael F. Klein
                                   ----------------------------
                                   Michael F. Klein
                                   President and Director


          Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                          TITLE                    DATE


/s/ Michael F. Klein               Director, President      June 23, 1997
-------------------------------    (Principal Executive
Michael F. Klein                   Officer)


* /s/ Barton M. Biggs              Director (Chairman)      June 23, 1997
-------------------------------
  Barton M. Biggs


* /s/ Fergus Reid                  Director                 June 23, 1997
-------------------------------
  Fergus Reid


* /s/ Frederick D. Robertshaw      Director                 June 23, 1997
-------------------------------
  Frederick O. Robertshaw


* /s/ Andrew McNally IV            Director                 June 23, 1997
-------------------------------
  Andrew McNally IV


* /s/ John D. Barrett II           Director                 June 23, 1997
-------------------------------
  John D. Barrett II


* /s/ Gerard E. Jones              Director                 June 23, 1997
-------------------------------
  Gerard E. Jones


* /s/ Samuel T. Reeves             Director                 June 23, 1997
-------------------------------
  Samuel T. Reeves


* /s/ Joanna M. Haigney            Treasurer                June 23, 1997
-------------------------------    (Principal
  Joanna M. Haigney                Accounting
                                   Officer)


*By: /s/ Michael F. Klein
   ----------------------------
     Michael F. Klein
     Attorney-In-Fact

                                  EXHIBIT INDEX
                                  -------------

  EDGAR
  Exhibit
  Number                      Description

           1(a) Articles of Amendment and Restatement are incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on October 13, 1995.

            (b)     Articles Supplementary to Registrant's Articles of
                    Amendment and Restatement (reclassifying shares) is incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on May 24, 1996.

            (c)     Articles Supplementary to Registrant's Articles of
                    Amendment and Restatement (adding new Technology Portfolio) is incorporated by reference to Post-Effective Amendment
                    No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 33-23166 and 811-5624), as filed with the SEC via EDGAR on May 24, 1996.

            (d) Form of Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding U.S. Equity Plus Portfolio), is incorporated by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on May 7, 1997.

EX-99.B     (e)     Form of Articles Supplementary to Registrant's Articles of
                    Amendment and Restatement (adding European Real Estate and
                    Asian Real Estate Portfolios), is filed herewith.

           2 Amended and Restated By-laws are incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on February 28, 1997.

           4 Registrant's Form of Specimen Security was previously filed and is incorporated herein by reference.

           5   (a)  Investment Advisory Agreement between Registrant and Morgan
                    Stanley Asset Management Inc. is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (b)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc.  (adding
                    Registrant's Equity, Balanced and Fixed Income Portfolios) is incorporated by reference to Post-Effective Amendment No.
                    25 to the Registrant's Registration Statement on Form N-1A
                    (File Nos. 33-23166 and 811-5624), as filed with the SEC via
                    EDGAR on August 1, 1995.

           5   (c)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Global Equity, Global Fixed Income, European Equity and
                    Equity Growth Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (d)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Asian Equity Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (e)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Active Country Allocation Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form

                    N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (f)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Emerging Markets, High Yield and International Small Cap
                    Portfolios) is incorporated by reference to Post-Effective
                    Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (g)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Small Cap Value Equity Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos.
                    33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (h)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Emerging Markets Debt, Mortgage-Backed Securities,
                    Municipal Bond and Japanese Equity Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A
                    (File Nos. 33-23166 and 811-5624), as filed with the SEC via
                    EDGAR on August 1, 1995.

           5   (i)  Sub-Advisory Agreement among Registrant, Morgan Stanley
                    Asset Management Inc. and Sun Valley Gold Company (with respect to the Gold Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (j)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the China Growth Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (k)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Latin American Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (l)  Withdrawn.

           5   (m)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Aggressive Equity and U.S. Real Estate Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A
                    (File Nos. 33-23166 and 811-5624), as filed with the SEC via
                    EDGAR on August 1, 1995.

           5   (n)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the MicroCap Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (o)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the International Magnum Portfolio) is incorporated by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement of Form N-1A (File Nos.
                    33-23166 and 811-5624), as filed with the SEC via EDGAR on November 3, 1995.

           5   (p)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Technology Portfolio), is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on February 28, 1997.

           5   (q)  Form of Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding
                    U.S. Equity Plus Portfolio), is incorporated by reference to Post-Effective Amendment No. 35 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on May 7, 1997.

EX-99.B    5   (r)  Form of Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding
                    European Real Estate and Asian Real Estate Portfolios), is filed herewith.

           6   (a)  Distribution Agreement between Registrant and Morgan Stanley
                    & Co. Incorporated is incorporated by reference to Post-
                    Effective Amendment No. 25 to the Registrant's Registration
                    Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           6   (b)  Supplement to Distribution Agreement between Registrant and
                    Morgan Stanley & Co. Incorporated is incorporated by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File Nos.
                    33-23166 and 811-5624), as filed with the SEC via EDGAR on April 29, 1996.

           8   (a)  Mutual Fund Custody Agreement (Domestic Custody Agreement)
                    between Registrant and United States Trust Company of New
                    York dated March 10, 1994 is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           8   (b)  Registrant's Custody Agreement (International), dated July
                    31, 1989, as amended is incorporated by reference to Post-
                    Effective Amendment No. 25 to the Registrant's Registration
                    Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           8   (c)  Amendment dated April 22, 1996 to Registrant's Custody
                    Agreement (International), dated July 31, 1989, is incorporated by reference to Post-Effective Amendment No.
                    30 to the Registrant's Registration Statement on Form
                    N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on May 24, 1996.

           9   (a)  Administration Agreement between Registrant and Morgan
                    Stanley Asset Management Inc. (the "MSAM Administration
                    Agreement") is incorporated by reference to Post-Effective
                    Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          9    (b)  U.S. Trust Administration Agreement is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos.
                    33-23166 and 811-5624), as filed
                    with the SEC via EDGAR on August 1, 1995.

          10 Opinion of Counsel is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B   11        Consent of Independent Accountants is filed herewith.

          13 Purchase Agreement is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          15        Plan of Distribution Pursuant to Rule 12b-1 for
                    Class B Shares (the "Class B Plan") of the Active Country Allocation Portfolio is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on February 28, 1997. The following Class B Plans have been omitted because they are substantially identical to the one incorporated by reference herein. The omitted Class B Plans differ from the Class B Plan incorporated by reference herein only with respect to the portfolio to which the Class B Plan relates: Fixed Income, Global Fixed Income, Municipal Bond, Mortgage-Backed Securities, High Yield, Money Market, Municipal Money Market, Small Cap Value Equity, Value Equity, Balanced, Gold, Global Equity, International Equity, International Small Cap, Asian
                    Equity, European Equity, Japanese Equity, Latin American, Emerging Markets, Emerging Markets Debt, China Growth, Equity Growth, Emerging Growth, MicroCap, Aggressive Equity, U.S. Real Estate, International Magnum Technology, U.S. Equity Plus, European Real Estate and Asian Real Estate Portfolios.

          16 Schedule of Computation of Performance Information is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          19 Registrant's Rule 18f-3 Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A
                    (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on February 28, 1997.

          24 Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.


          27        Financial data schedules for the fiscal year ended
                    December 31, 1996 for Registrant's portfolios in operation during such period (See Item 24(a)), are incorporated by reference to Post-Effective
                    Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on May 7, 1997.



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